UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Financial Plaza

Hartford, CT 06103-2608

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS VARIABLE INSURANCE TRUST

June 30, 2022
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Equity Income Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series*
Virtus SGA International Growth Series*
Virtus Strategic Allocation Series*
*Prospectus supplement applicable to this series appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

MESSAGE TO SHAREHOLDERS
To Virtus Variable Insurance Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Series for the six months ended June 30, 2022.
During the first half of the year, market volatility increased as investors contended with higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to tighten monetary policy. Russia’s invasion of Ukraine in late February led to higher energy and food costs, adding to the uncertainty.
Domestic equity indexes struggled during the six months ended June 30, 2022. U.S. large-capitalization stocks were down 19.96%, as measured by the S&P 500® Index, and small-cap stocks lost 23.43%, as measured by the Russell 2000® Index. Losses were felt more broadly in international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 19.57%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 17.63%.
In fixed income markets, the yield on the 10-year Treasury rose to 2.98% on June 30, 2022, from 1.52% on December 31, 2021, as the Fed began to raise interest rates in March to tackle inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 10.35% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 14.19%.
When markets are volatile, it is best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 800-367-5877 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Variable Insurance Trust
August 2022
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS VARIABLE INSURANCE  TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As an investor in a Virtus Variable Insurance Trust series (each, a “Series”), you incur ongoing costs, including investment advisory fees  and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 778.90	1.10%	$ 4.85
	Class I	1,000.00	779.60	0.85	3.75
KAR Capital Growth Series
	Class A	1,000.00	615.70	1.03	4.13
KAR Equity Income Series
	Class A	1,000.00	957.90	0.98	4.76
KAR Small-Cap Growth Series
	Class A	1,000.00	731.60	1.14	4.89
	Class I	1,000.00	732.50	0.89	3.82
KAR Small-Cap Value Series
	Class A	1,000.00	750.40	1.10	4.77
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	902.90	0.92	4.34
	Class I	1,000.00	902.80	0.68	3.21
SGA International Growth Series
	Class A	1,000.00	778.20	1.14	5.03
	Class I	1,000.00	779.00	0.89	3.93
Strategic Allocation Series
	Class A	1,000.00	684.40	0.98	4.09

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Series’ prospectus.

VIRTUS VARIABLE INSURANCE  TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 1,019.34	1.10%	$ 5.51
	Class I	1,000.00	1,020.58	0.85	4.26
KAR Capital Growth Series
	Class A	1,000.00	1,019.69	1.03	5.16
KAR Equity Income Series
	Class A	1,000.00	1,019.93	0.98	4.91
KAR Small-Cap Growth Series
	Class A	1,000.00	1,019.14	1.14	5.71
	Class I	1,000.00	1,020.38	0.89	4.46
KAR Small-Cap Value Series
	Class A	1,000.00	1,019.34	1.10	5.51
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	1,020.23	0.92	4.61
	Class I	1,000.00	1,021.42	0.68	3.41
SGA International Growth Series
	Class A	1,000.00	1,019.14	1.14	5.71
	Class I	1,000.00	1,020.38	0.89	4.46
Strategic Allocation Series
	Class A	1,000.00	1,019.93	0.98	4.91

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Series’ prospectus.

VIRTUS VARIABLE INSURANCE  TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., the Fed is responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.

VIRTUS VARIABLE INSURANCE  TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2022
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

VIRTUS VARIABLE INSURANCE TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2022
For each Series, the  following  tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2022.
Duff & Phelps Real Estate Securities Series
Residential	28%
Industrial/Office	26
Retail	13
Self Storage	11
Data Centers	8
Health Care	7
Lodging/Resorts	5
Other (includes short-term investment)	2
Total	100%
KAR Capital Growth Series
Information Technology	38%
Consumer Discretionary	21
Health Care	9
Consumer Staples	9
Financials	8
Industrials	7
Energy	3
Other (includes short-term investment)	5
Total	100%
KAR Equity Income Series
Financials	16%
Consumer Staples	16
Health Care	13
Utilities	11
Industrials	10
Communication Services	9
Materials	9
Other (includes short-term investment and securities lending collateral)	16
Total	100%
KAR Small-Cap Growth Series
Financials	27%
Information Technology	20
Communication Services	15
Consumer Discretionary	14
Industrials	9
Consumer Staples	6
Health Care	5
Short-Term Investment	4
Total	100%
KAR Small-Cap Value Series
Industrials	33%
Financials	21
Consumer Discretionary	18
Information Technology	10
Consumer Staples	7
Health Care	5
Materials	3
Short-Term Investment	3
Total	100%
Newfleet Multi-Sector Intermediate Bond Series
Corporate Bonds and Notes		39%
Financials	11%
Energy	7
Information Technology	3
All other Corporate Bonds and Notes	18
Mortgage-Backed Securities		16
Asset-Backed Securities		14
Leveraged Loans		12
U.S. Government Securities		12
Foreign Government Securities		3
Other (includes short-term investment and securities lending collateral)		4
Total		100%
SGA International Growth Series
Health Care	24%
Consumer Staples	21
Financials	17
Information Technology	13
Consumer Discretionary	10
Materials	6
Industrials	3
Other (includes short-term investment and securities lending collateral)	6
Total	100%
Strategic Allocation Series
Common Stocks		70%
Information Technology	22%
Consumer Discretionary	13
Industrials	8
All other Common Stocks	27
Corporate Bonds and Notes		9
Financials	3
Real Estate	1
Information Technology	1
All other Corporate Bonds and Notes	4
Mortgage-Backed Securities		7
U.S. Government Securities		5
Asset-Backed Securities		3
Short-Term Investment		3
Municipal Bonds		2
Other		1
Total		100%

DUFF & PHELPS REAL ESTATE SECURITIES SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Real Estate Investment Trusts—99.4%
Data Centers—7.6%
Equinix, Inc.	10,617	$ 6,976
Health Care—6.6%
Healthpeak Properties, Inc.	58,790	1,523
Welltower, Inc.	54,790	4,512
		6,035

Industrial/Office—25.7%
Industrial—18.1%
Duke Realty Corp.	96,920	5,326
Prologis, Inc.	74,752	8,795
Rexford Industrial Realty, Inc.	43,125	2,483
		16,604

Office—7.6%
Alexandria Real Estate Equities, Inc.	14,443	2,095
Boston Properties, Inc.	11,740	1,044
Cousins Properties, Inc.	81,762	2,390
Douglas Emmett, Inc.	65,740	1,471
		7,000

Total Industrial/Office		23,604

Lodging/Resorts—4.9%
Host Hotels & Resorts, Inc.	157,644	2,472
RLJ Lodging Trust	69,685	769
Ryman Hospitality Properties, Inc.(1)	17,152	1,304
		4,545

Residential—27.6%
Apartments—16.8%
Apartment Income REIT Corp.	75,253	3,130
AvalonBay Communities, Inc.	22,279	4,328
Equity Residential	49,520	3,576
Mid-America Apartment Communities, Inc.	25,400	4,437
		15,471

Manufactured Homes—4.8%
Sun Communities, Inc.	27,841	4,437
Single Family Homes—6.0%
American Homes 4 Rent Class A	95,500	3,384
Invitation Homes, Inc.	60,250	2,144
		5,528

Total Residential		25,436

Retail—13.1%
Free Standing—2.5%
Spirit Realty Capital, Inc.	59,404	2,245
	Shares	Value

Retail—continued
Regional Malls—3.5%
Simon Property Group, Inc.	34,241	$ 3,250
Shopping Centers—7.1%
Brixmor Property Group, Inc.	114,392	2,312
Kimco Realty Corp.	105,070	2,077
Regency Centers Corp.	36,300	2,153
		6,542

Total Retail		12,037

Self Storage—11.3%
CubeSmart	98,600	4,212
Extra Space Storage, Inc.	24,816	4,222
Public Storage	6,350	1,985
		10,419

Specialty—2.6%
SBA Communications, Corp. Class A	3,950	1,264
VICI Properties, Inc.	36,737	1,095
		2,359

Total Common Stocks (Identified Cost $69,751)		91,411

Total Long-Term Investments—99.4% (Identified Cost $69,751)		91,411

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	310,421	310
Total Short-Term Investment (Identified Cost $310)		310

TOTAL INVESTMENTS—99.7% (Identified Cost $70,061)		$91,721
Other assets and liabilities, net—0.3%		234
NET ASSETS—100.0%		$91,955

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

DUFF & PHELPS REAL ESTATE SECURITIES SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$91,411	$91,411
Money Market Mutual Fund	310	310
Total Investments	$91,721	$91,721
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

KAR CAPITAL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—2.3%
Meta Platforms, Inc. Class A(1)	15,091	$ 2,434
ZoomInfo Technologies, Inc. Class A(1)	54,069	1,797
		4,231

Consumer Discretionary—21.2%
Airbnb, Inc. Class A(1)	34,147	3,042
Amazon.com, Inc.(1)	151,380	16,078
AutoZone, Inc.(1)	1,058	2,274
Home Depot, Inc. (The)	12,857	3,526
Marriott International, Inc. Class A	32,382	4,404
MercadoLibre, Inc.(1)	3,030	1,930
NIKE, Inc. Class B	55,701	5,692
Ross Stores, Inc.	36,034	2,531
		39,477

Consumer Staples—8.6%
Estee Lauder Cos., Inc. (The) Class A	16,593	4,226
McCormick & Co., Inc. Non-voting Shares	41,101	3,421
Monster Beverage Corp.(1)	43,935	4,073
Procter & Gamble Co. (The)	29,976	4,310
		16,030

Energy—2.6%
Devon Energy Corp.	26,608	1,467
Hess Corp.	16,567	1,755
Pioneer Natural Resources Co.	7,119	1,588
		4,810

Financials—7.7%
Bank of America Corp.	148,305	4,617
CME Group, Inc. Class A	17,909	3,666
MarketAxess Holdings, Inc.	9,805	2,510
Progressive Corp. (The)	29,491	3,429
		14,222

Health Care—9.3%
Danaher Corp.	24,218	6,140
HealthEquity, Inc.(1)	27,591	1,694
Mettler-Toledo International, Inc.(1)	1,639	1,883
Zoetis, Inc. Class A	44,259	7,607
		17,324

Industrials—6.9%
CoStar Group, Inc.(1)	69,580	4,203
Equifax, Inc.	17,706	3,236
Fair Isaac Corp.(1)	7,323	2,936
Uber Technologies, Inc.(1)	118,646	2,428
		12,803

	Shares	Value

Information Technology—37.5%
Accenture plc Class A	16,408	$ 4,556
Amphenol Corp. Class A	101,477	6,533
Avalara, Inc.(1)	58,622	4,139
Bill.com Holdings, Inc.(1)	42,090	4,627
Block, Inc. Class A(1)	20,611	1,267
DocuSign, Inc.(1)	21,960	1,260
Duck Creek Technologies, Inc.(1)	151,270	2,246
MongoDB, Inc. Class A(1)	9,757	2,532
NVIDIA Corp.	56,223	8,523
Paycom Software, Inc.(1)	28,294	7,926
Roper Technologies, Inc.	11,345	4,477
Snowflake, Inc. Class A(1)	14,777	2,055
Trade Desk, Inc. (The) Class A(1)	93,980	3,937
Visa, Inc. Class A	59,221	11,660
Workday, Inc. Class A(1)	29,099	4,061
		69,799

Materials—1.4%
Ecolab, Inc.	16,795	2,582
Real Estate—1.4%
Prologis, Inc.	22,661	2,666
Total Common Stocks (Identified Cost $102,871)		183,944

Total Long-Term Investments—98.9% (Identified Cost $102,871)		183,944

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	2,110,872	2,111
Total Short-Term Investment (Identified Cost $2,111)		2,111

TOTAL INVESTMENTS—100.0% (Identified Cost $104,982)		$186,055
Other assets and liabilities, net—(0.0)%		(30)
NET ASSETS—100.0%		$186,025

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements

KAR CAPITAL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$183,944	$183,944
Money Market Mutual Fund	2,111	2,111
Total Investments	$186,055	$186,055
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

KAR EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—9.3%
Omnicom Group, Inc.	67,287	$ 4,280
Verizon Communications, Inc.	85,529	4,341
		8,621

Consumer Discretionary—5.5%
Leggett & Platt, Inc.	71,342	2,467
McDonald’s Corp.	1,930	477
VF Corp.	48,639	2,148
		5,092

Consumer Staples—15.7%
Coca-Cola Co. (The)	45,863	2,885
Flowers Foods, Inc.	52,360	1,378
Kellogg Co.	50,783	3,623
Kimberly-Clark Corp.	21,958	2,967
PepsiCo, Inc.	16,229	2,705
Procter & Gamble Co. (The)	7,031	1,011
		14,569

Energy—0.9%
Chevron Corp.	5,951	862
Financials—15.8%
Bank of Hawaii Corp.	45,630	3,395
PNC Financial Services Group, Inc. (The)	17,453	2,754
Safety Insurance Group, Inc.	27,388	2,659
U.S. Bancorp	41,810	1,924
Zurich Insurance Group AG ADR	91,940	4,004
		14,736

Health Care—12.7%
AbbVie, Inc.	16,866	2,583
Johnson & Johnson	5,593	993
Merck & Co., Inc.	27,395	2,498
Patterson Cos., Inc.	77,811	2,358
Pfizer, Inc.	63,692	3,339
		11,771

Industrials—10.4%
BAE Systems plc Sponsored ADR(1)	85,234	3,460
MSC Industrial Direct Co., Inc. Class A	46,796	3,515
Snap-on, Inc.	4,264	840
Watsco, Inc.	7,934	1,895
		9,710

Information Technology—6.9%
Cisco Systems, Inc.	51,641	2,202
International Business Machines Corp.	29,652	4,186
		6,388

Materials—8.5%
Amcor plc	319,129	3,967
Eastman Chemical Co.	26,293	2,360
Sonoco Products Co.	28,172	1,607
		7,934

	Shares	Value

Real Estate—1.5%
Crown Castle International Corp.	8,444	$ 1,422
Utilities—11.3%
Fortis, Inc.	53,733	2,540
NextEra Energy, Inc.	17,553	1,360
Pinnacle West Capital Corp.	25,666	1,877
Southern Co. (The)	45,383	3,236
WEC Energy Group, Inc.	14,490	1,458
		10,471

Total Common Stocks (Identified Cost $82,476)		91,576

Total Long-Term Investments—98.5% (Identified Cost $82,476)		91,576

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	45,769	46
Total Short-Term Investment (Identified Cost $46)		46

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)(3)	560,250	560
Total Securities Lending Collateral (Identified Cost $560)		560

TOTAL INVESTMENTS—99.1% (Identified Cost $83,082)		$92,182
Other assets and liabilities, net—0.9%		809
NET ASSETS—100.0%		$92,991

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
Switzerland	9
United Kingdom	4
Canada	3
Total	100%
† % of total investments as of June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

KAR EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$91,576	$91,576
Securities Lending Collateral	560	560
Money Market Mutual Fund	46	46
Total Investments	$92,182	$92,182
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

KAR SMALL-CAP GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.9%
Communication Services—14.9%
Auto Trader Group plc	688,000	$ 4,648
Autohome, Inc. ADR	86,050	3,384
MediaAlpha, Inc. Class A(1)	83,679	824
Rightmove plc	631,930	4,373
		13,229

Consumer Discretionary—14.3%
Dream Finders Homes, Inc. Class A(1)	83,494	888
Fox Factory Holding Corp.(1)	67,055	5,401
Holley, Inc.(1)	126,624	1,330
Ollie’s Bargain Outlet Holdings, Inc.(1)	74,339	4,367
Olo, Inc. Class A(1)	36,954	365
Revolve Group, Inc. Class A(1)	13,558	351
		12,702

Consumer Staples—5.6%
Chefs’ Warehouse, Inc. (The)(1)	44,644	1,736
Grocery Outlet Holding Corp.(1)	52,418	2,235
PriceSmart, Inc.	13,500	967
		4,938

Financials—27.2%
FactSet Research Systems, Inc.	6,579	2,530
Goosehead Insurance, Inc. Class A	20,671	944
Interactive Brokers Group, Inc. Class A	57,373	3,156
MarketAxess Holdings, Inc.	6,463	1,655
Morningstar, Inc.	17,060	4,126
Oportun Financial Corp.(1)	45,880	379
Ryan Specialty Holdings, Inc. Class A(1)	179,984	7,053
ServisFirst Bancshares, Inc.	54,332	4,288
		24,131

Health Care—5.2%
Mesa Laboratories, Inc.	4,235	864
National Research Corp.	37,152	1,422
U.S. Physical Therapy, Inc.	21,000	2,293
		4,579

Industrials—9.1%
AAON, Inc.	63,000	3,450
HEICO Corp. Class A	24,570	2,589
Omega Flex, Inc.	18,734	2,016
		8,055

	Shares	Value

Information Technology—20.6%
Aspen Technology, Inc.(1)	11,597	$ 2,130
Avalara, Inc.(1)	24,540	1,733
Bill.com Holdings, Inc.(1)	38,235	4,204
Blackline, Inc.(1)	43,190	2,876
Duck Creek Technologies, Inc.(1)	226,602	3,365
nCino, Inc.(1)	45,956	1,421
NVE Corp.	8,850	413
SPS Commerce, Inc.(1)	18,922	2,139
		18,281

Total Common Stocks (Identified Cost $55,164)		85,915

Total Long-Term Investments—96.9% (Identified Cost $55,164)		85,915

Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	3,465,892	3,466
Total Short-Term Investment (Identified Cost $3,466)		3,466

TOTAL INVESTMENTS—100.8% (Identified Cost $58,630)		$89,381
Other assets and liabilities, net—(0.8)%		(708)
NET ASSETS—100.0%		$88,673

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
United Kingdom	10
China	4
Total	100%
† % of total investments as of June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

KAR SMALL-CAP GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$85,915	$85,915
Money Market Mutual Fund	3,466	3,466
Total Investments	$89,381	$89,381
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

KAR SMALL-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Consumer Discretionary—18.0%
Cheesecake Factory, Inc. (The)	70,730	$ 1,868
Latham Group, Inc.(1)	110,508	766
Leslie’s, Inc.(1)	150,053	2,278
SiteOne Landscape Supply, Inc.(1)	17,681	2,102
Terminix Global Holdings, Inc.(1)	63,498	2,581
Thor Industries, Inc.	32,783	2,450
		12,045

Consumer Staples—6.5%
National Beverage Corp.	51,988	2,545
WD-40 Co.	8,950	1,802
		4,347

Financials—21.2%
Bank of Hawaii Corp.	34,242	2,548
First Financial Bankshares, Inc.	29,112	1,143
Houlihan Lokey, Inc. Class A	35,093	2,770
Lakeland Financial Corp.	18,791	1,248
Primerica, Inc.	14,520	1,738
RLI Corp.	21,160	2,467
Stock Yards Bancorp, Inc.	37,486	2,242
		14,156

Health Care—5.4%
Azenta, Inc.	50,209	3,620
Industrials—33.3%
Albany International Corp. Class A	31,889	2,513
Armstrong World Industries, Inc.	27,747	2,080
Construction Partners, Inc. Class A(1)	78,677	1,647
Graco, Inc.	38,790	2,305
Hillman Solutions Corp.(1)	148,759	1,285
John Bean Technologies Corp.	15,473	1,709
Landstar System, Inc.	15,990	2,325
RBC Bearings, Inc.(1)	15,320	2,833
UniFirst Corp.	13,815	2,379
Watsco, Inc.	13,200	3,152
		22,228

	Shares	Value

Information Technology—9.7%
American Software, Inc. Class A	62,000	$ 1,002
Badger Meter, Inc.	12,052	975
EVERTEC, Inc.	81,043	2,989
Jack Henry & Associates, Inc.	8,240	1,483
		6,449

Materials—3.1%
Scotts Miracle-Gro Co. (The)	26,207	2,070
Total Common Stocks (Identified Cost $43,465)		64,915

Total Long-Term Investments—97.2% (Identified Cost $43,465)		64,915

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	1,824,719	1,825
Total Short-Term Investment (Identified Cost $1,825)		1,825

TOTAL INVESTMENTS—99.9% (Identified Cost $45,290)		$66,740
Other assets and liabilities, net—0.1%		41
NET ASSETS—100.0%		$66,781

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Series’ investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$64,915	$64,915
Money Market Mutual Fund	1,825	1,825
Total Investments	$66,740	$66,740
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—11.4%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 200	$ 187
1.875%, 11/15/51	575	431
U.S. Treasury Notes
0.125%, 3/31/23	490	481
0.125%, 4/30/23	725	709
0.125%, 8/31/23	1,015	982
2.500%, 4/30/24	1,215	1,204
0.250%, 5/31/25	1,460	1,347
0.875%, 6/30/26	1,435	1,317
0.375%, 7/31/27	2,485	2,172
0.375%, 9/30/27	875	761
1.375%, 11/15/31	490	425
1.875%, 2/15/32	1,260	1,142
Total U.S. Government Securities (Identified Cost $11,662)		11,158

Municipal Bonds—1.1%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	185	181
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	34
New York—0.3%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	260	282
Virginia—0.6%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	595	553
Total Municipal Bonds (Identified Cost $1,140)		1,050

Foreign Government Securities—3.5%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	295	25
RegS 7.650%, 4/21/25(1)(2)	825	68
Dominican Republic
144A 4.500%, 1/30/30(3)	165	132
144A 6.000%, 2/22/33(3)	165	137
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	400	363
Kingdom of Saudi Arabia 144A 4.500%, 10/26/46(3)	305	278
Oman Government International Bond 144A 7.375%, 10/28/32(3)	410	422
Republic of Angola 144A 8.250%, 5/9/28(3)	200	166
Republic of Argentina 2.500%, 7/9/41(4)	440	113
	Par Value	Value

Foreign Government Securities—continued
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	$ 200	$ 177
Republic of Ecuador 144A 5.000%, 7/31/30(3)(4)	65	43
Republic of Egypt 144A 7.600%, 3/1/29(3)	200	145
Republic of Indonesia
2.850%, 2/14/30	210	187
144A 4.350%, 1/8/27(3)	240	240
Republic of Nigeria 144A 8.375%, 3/24/29(3)	250	189
Republic of Panama 4.300%, 4/29/53	355	281
Republic of Philippines 3.700%, 3/1/41	200	165
United Mexican States 4.500%, 1/31/50	340	264
Total Foreign Government Securities (Identified Cost $5,061)		3,395

Mortgage-Backed Securities—16.1%
Non-Agency—16.1%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	285	252
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	435	438
2015-SFR1, A 144A 3.467%, 4/17/52(3)	295	289
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	337
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	200	193
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	243	234
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	55	53
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	32	29
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 10/25/59(3)(4)	107	103
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	295	257
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	285	255
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	207	188
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	184	172
2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	103	100
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	183	179
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	253	250
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	162	147
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	$ 115	$ 108
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(3)	206	187
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.808%, 4/25/44(3)(4)	24	22
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	237	222
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	345	324
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	28	27
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	223	200
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	200	186
2020-SFR2, B 144A 1.567%, 10/19/37(3)	335	305
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	12	12
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	28	26
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	182	158
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(3)(4)	509	435
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	36	35
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	33	32
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	111	102
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	153	143
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 2.724%, 4/25/55(3)(4)	160	158
MetLife Securitization Trust
2017-1A, M1 144A 3.432%, 4/25/55(3)(4)	150	140
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	111	110
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	100	97
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	207	190
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	165	148
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	124
New Residential Mortgage Loan Trust
2022-RTL1, A1F 144A 4.336%, 12/25/26(3)	215	209
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	97	94
	Par Value	Value

Non-Agency—continued
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	$ 73	$ 70
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	62	60
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	262	251
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	241	237
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	60	59
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	77	74
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	220	203
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	130	127
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 2.674%, 5/25/55(3)(4)	160	157
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	184	167
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	32	31
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(4)	182	157
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	140	133
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	282	270
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	83	79
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	181	171
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	145	136
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	76	70
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	115	101
2021-SFR6, C 144A 1.855%, 7/17/38(3)	175	154
2022-SFR3, A 144A 3.200%, 4/17/39(3)	150	142
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	102	92
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(4)	185	176
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	117	112
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	8	7
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	40	40
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	345	326
Sequoia Mortgage Trust 2013-8, B1 3.486%, 6/25/43(4)	51	50
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	42	41
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(3)(4)	$ 62	$ 55
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	4	4
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	135	134
2016-4, B1 144A 3.791%, 7/25/56(3)(4)	300	287
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	135	131
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	300	281
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	710	676
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	290	273
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	215	196
2020-1, M1 144A 3.500%, 1/25/60(3)(4)	110	97
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	54	54
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	230	197
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	235	224
2020-SFR2, D 144A 2.281%, 11/17/39(3)	225	191
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	160	145
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	134	134
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	163	152
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	266	249
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	93	88
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)	123	115
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	230	218
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	110	109
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	351	339
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	220	217
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	60	58
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	140	137
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	$ 57	$ 51
Total Mortgage-Backed Securities (Identified Cost $16,898)		15,775

Asset-Backed Securities—13.4%
Automobiles—7.2%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(3)	365	346
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(3)	290	282
American Credit Acceptance Receivables Trust 2020-4, D 144A 1.770%, 12/14/26(3)	285	273
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	295	296
2020-3, C 1.060%, 8/18/26	230	219
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	355	352
2019-1, D 144A 4.030%, 7/15/26(3)	520	516
2021-1, E 144A 3.390%, 4/17/28(3)	115	103
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	285	262
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	275	274
2019-3A, E 144A 4.600%, 7/15/26(3)	265	263
2022-N1, C 144A 3.320%, 12/11/28(3)	270	263
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(3)	95	95
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(3)	325	326
2019-3A, C 144A 2.790%, 5/15/24(3)	10	10
2018-4A, D 144A 4.350%, 9/16/24(3)	187	187
2019-1A, D 144A 4.130%, 12/16/24(3)	210	211
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(3)	285	273
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(3)	285	284
2021-2, C 144A 1.570%, 7/15/27(3)	230	212
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(3)	185	185
2019-4A, D 144A 4.090%, 8/17/26(3)	265	259
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-3A, D 144A 2.270%, 5/15/26(3)	$ 285	$ 275
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	209	210
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(3)	290	271
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	290	269
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	295	292
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(3)	253	251
		7,059

Consumer Loans—0.2%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	225	216
Credit Card—0.9%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	290	265
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(3)	285	271
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(3)	360	347
		883

Other—5.1%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(3)	345	323
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	355	340
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	329	296
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(3)	120	110
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	169	158
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	348	315
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(3)	122	115
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	290	280
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(3)	174	161
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	281	255
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	180	169
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(3)	269	245
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	214	203
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(3)	290	251
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	285	274
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	240	237
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(3)	335	323
	Par Value	Value

Other—continued
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(3)	$ 290	$ 268
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(3)	345	327
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(3)	360	344
		4,994

Total Asset-Backed Securities (Identified Cost $13,784)		13,152

Corporate Bonds and Notes—38.5%
Communication Services—2.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	250	177
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	240	198
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	175	150
CT Trust 144A 5.125%, 2/3/32(3)	200	160
DISH DBS Corp. 7.750%, 7/1/26	110	86
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(3)	20	20
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(3)	145	116
144A 3.625%, 1/15/29(3)	55	42
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(3)	125	101
Millennium Escrow Corp. 144A 6.625%, 8/1/26(3)	105	85
Nexstar Media, Inc. 144A 4.750%, 11/1/28(3)	115	99
Northwest Fiber LLC
144A 4.750%, 4/30/27(3)	25	21
144A 10.750%, 6/1/28(3)	105	93
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	201
Telesat Canada 144A 6.500%, 10/15/27(3)	75	32
T-Mobile USA, Inc. 3.875%, 4/15/30	285	266
Twitter, Inc. 144A 3.875%, 12/15/27(3)(5)	195	184
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(3)	200	166
		2,197

Consumer Discretionary—3.1%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	360	335
At Home Group, Inc.
144A 4.875%, 7/15/28(3)	30	22
144A 7.125%, 7/15/29(3)	185	105
Brunswick Corp. 2.400%, 8/18/31	265	196
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(3)	55	53
144A 8.125%, 7/1/27(3)	40	39
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	$ 110	$ 89
Clarios Global LP 144A 8.500%, 5/15/27(3)	90	87
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	60	60
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	308	243
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(3)	95	70
Ford Motor Co.
3.250%, 2/12/32	63	47
4.750%, 1/15/43	55	39
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(3)	120	101
M/I Homes, Inc. 4.950%, 2/1/28	160	136
Mclaren Finance plc 144A 7.500%, 8/1/26(3)	200	148
Metis Merger Sub LLC 144A 6.500%, 5/15/29(3)	75	60
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	115	98
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(3)	160	147
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(3)	185	132
PulteGroup, Inc.
7.875%, 6/15/32	135	152
6.375%, 5/15/33	140	144
Scientific Games International, Inc. 144A 7.000%, 5/15/28(3)	40	38
Station Casinos LLC 144A 4.500%, 2/15/28(3)	135	114
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	150	141
Under Armour, Inc. 3.250%, 6/15/26	170	146
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	105	83
		3,025

Consumer Staples—0.9%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	269
BAT Capital Corp. 4.906%, 4/2/30	300	279
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	90	79
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	225	200
		827

Energy—6.7%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	225	222
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	105	96
Antero Resources Corp.
144A 7.625%, 2/1/29(3)	34	35
144A 5.375%, 3/1/30(3)	35	32
	Par Value	Value

Energy—continued
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	$ 155	$ 148
BP Capital Markets plc 4.875% (6)	275	239
Callon Petroleum Co.
6.125%, 10/1/24	101	102
144A 7.500%, 6/15/30(3)	105	97
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(3)	110	93
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(3)	110	106
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(3)	193	200
CrownRock LP 144A 5.625%, 10/15/25(3)	100	94
DCP Midstream Operating LP 3.250%, 2/15/32	100	78
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(3)	105	99
Ecopetrol S.A. 4.625%, 11/2/31	305	230
Energy Transfer LP
4.200%, 4/15/27	345	331
Series H 6.500%(6)	115	102
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	205	167
HF Sinclair Corp. 144A 5.875%, 4/1/26(3)	245	247
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)	165	145
144A 6.000%, 2/1/31(3)	100	86
Kinder Morgan, Inc. 7.750%, 1/15/32	225	263
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	235	210
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)	115	108
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(4)(7)	120	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(3)	65	58
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)	120	109
Occidental Petroleum Corp. 6.125%, 1/1/31	220	223
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)(7)	60	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	110	100
Pertamina Persero PT 144A 2.300%, 2/9/31(3)	245	198
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(9)	650	36
Petroleos Mexicanos
6.500%, 3/13/27	605	523
7.690%, 1/23/50	215	144
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	220	208
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	295	245
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	175	168
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(3)	$ 235	$ 200
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	200	189
Targa Resources Partners LP 4.875%, 2/1/31	45	41
Teine Energy Ltd. 144A 6.875%, 4/15/29(3)	105	98
Transcanada Trust 5.600%, 3/7/82	335	304
Transocean, Inc. 144A 11.500%, 1/30/27(3)	59	55
USA Compression Partners LP 6.875%, 4/1/26	55	50
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(3)	10	9
144A 4.125%, 8/15/31(3)	90	77
		6,566

Financials—10.7%
Acrisure LLC 144A 7.000%, 11/15/25(3)	165	149
AerCap Ireland Capital DAC 2.450%, 10/29/26	150	131
Allstate Corp. (The) Series B 5.750%, 8/15/53	280	245
Ally Financial, Inc. Series B 4.700% (6)	251	199
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	285	257
Athene Global Funding 144A 2.450%, 8/20/27(3)	335	293
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335	330
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	215	201
Banco Mercantil del Norte S.A. 144A 6.625% (3)(6)	255	208
Banco Santander Chile 144A 3.177%, 10/26/31(3)	285	242
Bank of America Corp.
1.734%, 7/22/27	290	258
2.482%, 9/21/36	295	229
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	165	161
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	275	233
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	155	130
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	245	189
Brighthouse Financial, Inc. 5.625%, 5/15/30	270	262
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	110	86
Charles Schwab Corp. (The) Series H 4.000% (6)	285	219
Citadel LP 144A 4.875%, 1/15/27(3)	235	227
Citigroup, Inc. 3.980%, 3/20/30	495	463
	Par Value	Value

Financials—continued
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(3)	$ 110	$ 83
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	152	150
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	345	316
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	280	271
1.992%, 1/27/32	115	91
Icahn Enterprises LP
6.250%, 5/15/26	70	66
5.250%, 5/15/27	20	18
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)(5)	235	195
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(3)	200	176
Jefferies Group LLC 2.625%, 10/15/31	310	239
JPMorgan Chase & Co.
2.956%, 5/13/31	485	419
1.953%, 2/4/32	570	456
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	130	105
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	235	187
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	27
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.103%, 4/20/67(4)	365	247
MetLife, Inc. Series G 3.850% (6)	245	218
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)	200	172
Morgan Stanley 3.950%, 4/23/27	345	334
Navient Corp. 6.750%, 6/25/25	120	108
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(3)	159	145
Prudential Financial, Inc.
5.875%, 9/15/42	280	275
5.625%, 6/15/43	115	112
5.125%, 3/1/52	73	67
Santander Holdings USA, Inc. 4.400%, 7/13/27	200	192
Synovus Financial Corp. 5.900%, 2/7/29	109	105
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	318
Wells Fargo & Co. Series BB 3.900% (6)	440	379
Zions Bancorp NA 3.250%, 10/29/29	350	305
		10,488

Health Care—2.2%
Akumin, Inc. 144A 7.000%, 11/1/25(3)	125	97
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(3)	90	64
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(3)	20	17
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
144A 7.000%, 1/15/28(3)	$ 140	$ 80
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	73	65
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	200	167
Community Health Systems, Inc.
144A 6.875%, 4/15/29(3)	15	10
144A 6.125%, 4/1/30(3)	135	82
144A 4.750%, 2/15/31(3)	115	84
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	219
Endo Dac 144A 6.000%, 7/15/23(3)(7)	100	6
HCA, Inc. 5.625%, 9/1/28	90	89
Illumina, Inc. 2.550%, 3/23/31	245	199
Lannett Co., Inc. 144A 7.750%, 4/15/26(3)	50	21
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(3)	50	48
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	75	57
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	35	32
144A 10.000%, 4/15/27(3)	100	97
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	140	98
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	155	127
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	300	234
Viatris, Inc. 2.700%, 6/22/30	285	229
		2,122

Industrials—2.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	194	192
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	195	179
American Airlines, Inc. 144A 11.750%, 7/15/25(3)	125	129
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	355	313
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	188	174
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	115	90
Boeing Co. (The)
5.150%, 5/1/30	175	168
3.750%, 2/1/50	85	60
5.930%, 5/1/60	69	63
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(3)(5)	115	107
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	285	237
Deluxe Corp. 144A 8.000%, 6/1/29(3)	60	49
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(3)	160	123
	Par Value	Value

Industrials—continued
Oscar AcquisitionCo. LLC 144A 9.500%, 4/15/30(3)	$ 105	$ 83
OT Merger Corp. 144A 7.875%, 10/15/29(3)	55	32
Pentair Finance S.a.r.l. 5.900%, 7/15/32	240	240
Pike Corp. 144A 5.500%, 9/1/28(3)	100	81
Sempra Global 144A 3.250%, 1/15/32(3)	297	249
SRS Distribution, Inc. 144A 6.125%, 7/1/29(3)	110	87
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	120	110
		2,766

Information Technology—3.4%
Broadcom, Inc.
4.150%, 11/15/30	266	244
144A 2.450%, 2/15/31(3)	220	177
144A 3.187%, 11/15/36(3)	14	11
CDW LLC 3.569%, 12/1/31	349	288
Citrix Systems, Inc. 3.300%, 3/1/30	420	410
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	25	21
144A 6.500%, 10/15/28(3)	35	29
Dell International LLC 8.100%, 7/15/36	228	266
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	243	226
HP, Inc. 5.500%, 1/15/33	300	293
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(3)	285	211
Leidos, Inc. 2.300%, 2/15/31	205	163
MicroStrategy, Inc. 144A 6.125%, 6/15/28(3)(5)	70	56
Motorola Solutions, Inc.
4.600%, 2/23/28	165	159
4.600%, 5/23/29	120	115
Oracle Corp. 2.875%, 3/25/31	170	140
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(3)	180	118
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	110	103
TD SYNNEX Corp. 144A 2.375%, 8/9/28(3)	355	299
		3,329

Materials—3.0%
Albemarle Corp. 5.050%, 6/1/32	270	264
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(10)	235	174
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	330	319
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	170	169
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Materials—continued
Eldorado Gold Corp. 144A 6.250%, 9/1/29(3)	$ 140	$ 113
Freeport-McMoRan, Inc. 5.450%, 3/15/43	225	208
INEOS Quattro Finance 2 plc 144A 3.375%, 1/15/26(3)	230	193
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	290	238
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	350	307
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	165	141
Suzano Austria GmbH 2.500%, 9/15/28	115	93
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)	230	196
Teck Resources Ltd. 6.125%, 10/1/35	260	276
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	115	105
144A 6.625%, 11/1/25(3)	130	119
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	55	40
		2,955

Real Estate—1.9%
EPR Properties
4.750%, 12/15/26	130	122
3.600%, 11/15/31	150	119
GLP Capital LP
5.250%, 6/1/25	185	181
5.750%, 6/1/28	64	62
3.250%, 1/15/32	24	19
Kite Realty Group Trust 4.750%, 9/15/30	295	275
MPT Operating Partnership LP 4.625%, 8/1/29	45	39
Office Properties Income Trust 4.500%, 2/1/25	385	369
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	200	170
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	300	232
Service Properties Trust 4.950%, 2/15/27	115	85
VICI Properties LP
4.950%, 2/15/30	65	62
5.125%, 5/15/32	65	61
144A 4.625%, 6/15/25(3)	25	24
144A 5.750%, 2/1/27(3)	85	81
		1,901

Utilities—1.5%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(3)	154	139
CMS Energy Corp. 4.750%, 6/1/50	445	390
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	220	185
Ferrellgas LP
144A 5.375%, 4/1/26(3)	40	35
144A 5.875%, 4/1/29(3)	40	32
	Par Value	Value

Utilities—continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	$ 390	$ 375
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	261
Vistra Corp. 144A 8.000% (3)(6)	80	77
		1,494

Total Corporate Bonds and Notes (Identified Cost $43,988)		37,670

Leveraged Loans—12.1%
Aerospace—0.7%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	31	28
Amentum Government Services Holdings LLC Tranche B-3 (3 month Term SOFR + 4.000%) 4.777%- 5.597%, 2/15/29(4)	65	62
Brown Group Holding LLC (1 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	203	192
KKR Apple Bidco LLC
(1 month LIBOR + 3.00%) 3.810%, 9/22/28(4)	134	127
Second Lien (1 month LIBOR + 5.750%) 6.810%, 9/21/29(4)	10	10
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(4)	120	118
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.310%, 5/30/25(4)	72	68
Tranche F (1 month LIBOR + 2.250%) 3.310%, 12/9/25(4)	59	56
Tranche G (1 month LIBOR + 2.250%) 3.310%, 8/22/24(4)	29	27
		688

Chemicals—0.4%
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 4.000%) 5.633%, 11/24/27(4)	94	86
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.006%, 7/3/28(4)	88	79
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 3.060%, 4/1/24(4)	267	258
		423

Consumer Non-Durables—0.4%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.756%, 12/8/28(4)	112	107
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 5.060%, 6/30/24(4)	222	208
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	102	89
		404

See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—0.8%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.310%, 3/28/24(4)	$ 92	$ 91
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 5.506%, 6/17/27(4)	111	106
Lucid Energy Group II Borrower LLC First Lien (1 month LIBOR + 4.250%) 5.874%, 11/24/28(4)	105	103
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.810%, 10/18/28(4)	114	109
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(4)	115	109
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 4.000%, 7/16/21(4)(7)(9)	1	—(8)
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.384% - 5.950%, 9/27/24(4)	232	221
		739

Financials—0.2%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 4.310%, 7/31/27(4)	98	89
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 4.060%, 6/15/25(4)	84	79
		168

Food / Tobacco—0.4%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 4.747%, 5/23/25(4)	136	122
Pegasus Bidco B.V. Tranche B-2 (3 month LIBOR + 4.000%) 0.000%, 7/12/29(4)(11)	75	71
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.560%, 9/23/27(4)	99	90
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.506%, 3/31/28(4)	69	60
		343

Forest Prod / Containers—0.5%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 3.750% - 3.756%, 12/7/23(4)	49	40
BWay Holding Co. (1 month LIBOR + 3.250%) 4.312%, 4/3/24(4)	258	242
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.554%, 2/12/26(4)	88	74
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	79	72
TricorBraun, Inc. (1 month LIBOR + 3.250%) 4.310%, 3/3/28(4)	85	79
		507

Gaming / Leisure—1.1%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.810%, 12/23/24(4)	227	218
	Par Value	Value

Gaming / Leisure—continued
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	$ 39	$ 36
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 8.560%, 5/1/28(4)	85	83
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 5.060%, 4/26/28(4)	79	75
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.810%, 4/29/24(4)	271	255
Pug LLC Tranche B (1 month LIBOR + 3.500%) 4.560%, 2/12/27(4)	185	167
Raptor Acquisition Corp. Tranche B (1 month LIBOR + 4.000%) 6.096%, 11/1/26(4)	35	33
Scientific Games Holdings LP Tranche B-2 (1 month Term SOFR + 3.500%) 4.175%, 4/4/29(4)	25	23
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	155	144
		1,034

Health Care—1.7%
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.902%, 10/6/27(4)	69	65
AthenaHealth Group, Inc. (1 month Term SOFR + 3.500%) 5.009%, 2/15/29(4)	71	64
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.250%) 4.256%- 4.750%, 9/29/28(4)	105	99
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 5.006%, 10/1/27(4)	103	97
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 5.642%, 4/30/25(4)	158	148
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 5.256%, 8/19/28(4)	66	63
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.810%, 11/16/25(4)	170	158
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.688%, 4/22/27(4)	93	74
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.756%, 11/30/27(4)	119	112
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 3.810%, 2/14/25(4)	123	114
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 4.310%, 3/5/26(4)	185	173
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 4.310%, 11/15/28(4)	50	47
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 4.006% - 4.200%, 11/18/27(4)	164	151
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.756%, 10/1/26(4)	59	55
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.950%, 8/31/26(4)	109	101
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.250%) 5.399%, 11/20/26(4)	58	53
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.810%, 7/2/25(4)	$ 120	$ 110
		1,684

Housing—0.2%
Chariot Buyer LLC (1 month LIBOR + 3.500%) 4.506%, 11/3/28(4)	104	94
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 4.060%, 6/9/28(4)	125	117
SRS Distribution, Inc. 2022 (3 month Term SOFR + 3.600%) 4.000%, 6/2/28(4)	15	14
		225

Information Technology—1.9%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.506%, 9/19/25(4)	129	123
BMC Software 2021 (1 month LIBOR + 3.750%) 4.810%, 10/2/25(4)	105	98
BMC Software, Inc. Second Lien (1 month LIBOR + 5.500%) 6.560%, 2/27/26(4)	25	23
CDK Global, Inc. (3 month LIBOR + 4.000%) 0.000%, 7/6/29(4)(11)	45	42
ConnectWise LLC (3 month LIBOR + 3.500%) 4.560%, 9/29/28(4)	194	177
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.310%, 7/30/27(4)	226	213
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 5.060%, 12/1/27(4)	104	99
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.560%, 7/1/24(4)	226	218
Infinite Bidco LLC First Lien (3 month LIBOR + 3.250%) 4.310%, 3/2/28(4)	84	78
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.980%, 7/27/28(4)	75	67
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.310%, 3/10/28(4)	148	139
Proofpoint, Inc. (3 month LIBOR + 3.250%) 4.825%, 8/31/28(4)	119	111
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.400%) 5.474%, 2/1/29(4)	75	66
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 4.060%, 4/24/28(4)	104	96
Sophia LP
2022, Tranche B (1 month Term SOFR + 4.250%) 5.284%, 10/7/27(4)	35	34
Tranche B (3 month LIBOR + 3.250%) 4.256%, 10/7/27(4)	103	96
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 6.212%, 5/3/27(4)	5	5
2021-2, First Lien (3 month LIBOR + 3.250%) 4.212%, 5/4/26(4)	154	144
		1,829

	Par Value	Value

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 4.521% - 4.755%, 10/8/27(4)	$ 86	$ 81
Arcline FM Holdings LLC
First Lien (1 month LIBOR + 4.750%) 5.500%, 6/23/28(4)	94	88
Second Lien (1 month LIBOR + 8.250%) 9.000%, 6/25/29(4)	45	42
Backyard Acquireco, Inc. (1 month LIBOR + 3.750%) 4.756%, 11/2/27(4)	113	111
Filtration Group Corp. (1 month LIBOR + 3.000%) 4.060%, 3/31/25(4)	104	99
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.773%, 2/23/29(4)	35	32
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.310%, 3/17/27(4)	142	135
		588

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 6.060%, 8/2/27(4)	101	93
Media / Telecom - Diversified Media—0.3%
Cinemark USA, Inc. (1 month LIBOR + 1.750%) 2.810%- 2.990%, 3/31/25(4)	119	111
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 5.145%, 12/1/28(4)	— (8)	—(8)
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.554%- 5.810%, 7/28/28(4)	91	83
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 3.810%, 5/18/25(4)	114	107
		301

Media / Telecom - Telecommunications—0.0%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.563%, 10/2/27(4)	53	47
Metals / Minerals—0.2%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 5.000%, 7/31/26(4)	115	108
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 3.773%, 3/31/25(4)	110	101
		209

Retail—0.5%
CNT Holdings I Corp. First Lien (1 month LIBOR + 3.500%) 4.690%, 11/8/27(4)	84	79
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 4.810%, 3/6/28(4)	83	76
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.810%, 10/19/27(4)	108	95
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.256%, 4/15/28(4)	114	93
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	84	79
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Retail—continued
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.810%, 6/1/28(4)	$ 59	$ 52
		474

Service—1.4%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 4.756%, 7/27/28(4)	79	75
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.060%, 3/20/25(4)	178	154
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.750%) 4.810%, 3/31/28(4)	84	78
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.747%, 1/18/29(4)	10	9
Tranche B (1 month LIBOR + 3.250%) 4.874%, 2/6/26(4)	105	99
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.810%, 12/23/27(4)	98	95
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 5.900%, 10/30/26(4)	40	37
Grab Holdings, Inc. (3 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	98	89
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 4.310%, 6/30/28(4)	107	100
Tranche C (1 month LIBOR + 3.250%) 4.310%, 6/30/28(4)	20	19
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 3.801%, 11/23/28(4)	75	70
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.810%, 2/1/28(4)	182	170
PODS LLC (1 month LIBOR + 3.000%) 4.060%, 3/31/28(4)	83	77
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 4.810%, 9/3/26(4)	89	85
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 4.310%, 2/10/29(4)	104	97
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 4.810%, 12/21/27(4)	102	97
		1,351

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.060%, 11/2/23(4)	224	195
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 4.756%, 10/4/28(4)	5	5
First Lien (3 month LIBOR + 3.750%) 4.756%, 10/4/28(4)	25	23
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 5.625%, 5/4/28(4)	112	103
	Par Value	Value

Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.739%, 10/28/27(4)	$ 49	$ 46
		372

Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.810%, 8/1/25(4)	102	97
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 6.006%, 2/23/29(4)	40	39
Tranche C (3 month LIBOR + 5.000%) 6.006%, 2/23/29(4)	5	5
Lightstone Holdco LLC
Tranche B (3 month Term SOFR + 5.750%) 7.024%, 2/1/27(4)	196	175
Tranche C (3 month Term SOFR + 5.750%) 4.989%, 2/1/27(4)	11	10
		326

Total Leveraged Loans (Identified Cost $12,541)		11,805

	Shares
Preferred Stocks—1.1%
Financials—0.7%
Capital Farm Credit ACA Series 1 144A, 5.000%(3)	250 (12)	224
JPMorgan Chase & Co. Series HH, 4.600%	103 (12)	87
MetLife, Inc. Series D, 5.875%	173 (12)	161
Truist Financial Corp. Series Q, 5.100%	270 (12)	244
		716

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 5.159%(4)	397 (12)	348
Total Preferred Stocks (Identified Cost $1,159)		1,064

Common Stocks—0.2%
Consumer Discretionary—0.0%
Mark IV Industries(7)(13)	828	3
NMG Parent LLC(13)	271	47
		50

Energy—0.2%
Frontera Energy Corp.(13)	2,618	21
QuarterNorth Energy Holding, Inc.(13)	1,181	140
		161

Total Common Stocks (Identified Cost $203)		211

See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(13)	7,753	$ 10
Total Rights (Identified Cost $7)		10

Total Long-Term Investments—97.4% (Identified Cost $106,443)		95,290

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(14)	528,107	528
Total Short-Term Investment (Identified Cost $528)		528

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(14)(15)	515,470	515
Total Securities Lending Collateral (Identified Cost $515)		515

TOTAL INVESTMENTS—98.5% (Identified Cost $107,486)		$96,333
Other assets and liabilities, net—1.5%		1,498
NET ASSETS—100.0%		$97,831

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $49,855 or 51.0% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	100% of the income received was in cash.
(11)	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Canada	2
Mexico	2
Indonesia	1
Netherlands	1
Chile	1
Luxembourg	1
Other	6
Total	100%
† % of total investments as of June 30, 2022.
As of June 30, 2022, the Series had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth Group, Inc., (3 month LIBOR + 3.500%) 4.977%, 2/15/29	$12	$12	$11	$ (1)
Precision Medicine Group LLC, (3 month LIBOR + 3.000%) 4.595%, 11/18/27	8	8	8	— (1)
Total	$20	$20	$19	$ (1)

(1)	Amount is less than $500.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$13,152	$ —	$13,152	$—
Corporate Bonds and Notes	37,670	—	37,663	7
Foreign Government Securities	3,395	—	3,395	—
Leveraged Loans	11,805	—	11,805	— (1)
Mortgage-Backed Securities	15,775	—	15,775	—
Municipal Bonds	1,050	—	1,050	—
U.S. Government Securities	11,158	—	11,158	—
Equity Securities:
Preferred Stocks	1,064	—	1,064	—
Common Stocks	211	21	187	3
Rights	10	—	—	10
Securities Lending Collateral	515	515	—	—
Money Market Mutual Fund	528	528	—	—
Total Investments	$96,333	$1,064	$95,249	$20

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $420 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Series with an end of period value of $7 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Mortgaged-Backed Securities	Rights
Investments in Securities
Balance as of December 31, 2021:	$ 600	$ — (a)(b)	$ —(a)(b)	$ 3	$ 587	$ 10
Accrued discount/(premium)	— (b)	— (b)	— (b)	—	— (b)	—
Net realized gain (loss)	— (b)	— (b)	—	—	— (b)	—
Net change in unrealized appreciation (depreciation)(c)	(25)	— (b)	— (b)	— (b)	(25)	— (b)
Sales (d)	(142)	— (b)	—	—	(142)	—
Transfers into Level 3(e)	7	7	—	—	—	—
Transfers from Level 3(e)	(420)	—	—	—	(420)	—
Balance as of June 30, 2022	$ 20	$ 7	$ — (a)	$ 3	$ —	$ 10
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022, was $(26).
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of June 30, 2022, for any investment security where a change in the pricing level occured from the beginning to the end of the period.
See Notes to Financial Statements

SGA INTERNATIONAL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—1.9%
Health Care—1.9%
Sartorius AG, 0.340% (Germany)	6,869	$ 2,400
Total Preferred Stock (Identified Cost $2,907)		2,400

Common Stocks—95.3%
Consumer Discretionary—10.4%
adidas AG (Germany)	23,176	4,099
MercadoLibre, Inc. (Argentina)(1)	4,865	3,098
Yum China Holdings, Inc. (China)	116,141	5,666
		12,863

Consumer Staples—21.8%
CP ALL PCL (Thailand)	1,797,447	3,050
Diageo plc (United Kingdom)	100,237	4,308
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	51,901	3,503
Heineken N.V. (Netherlands)	45,057	4,108
L’Oreal S.A. (France)	12,934	4,463
Nestle S.A. Registered Shares (Switzerland)	32,942	3,846
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,116,859	3,843
		27,121

Financials—17.2%
AIA Group Ltd. (Hong Kong)	633,271	6,864
Aon plc Class A (United Kingdom)	23,370	6,302
HDFC Bank Ltd. ADR (India)	101,339	5,570
XP, Inc. Class A (Brazil)(1)	145,518	2,613
		21,349

Health Care—23.2%
Alcon, Inc. (Switzerland)(2)	63,000	4,403
ICON plc ADR (Ireland)(1)	20,026	4,340
Novo Nordisk A.S. Sponsored ADR (Denmark)	51,396	5,727
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (China)	5,435,511	6,317
STERIS plc (United States)	26,377	5,438
Sysmex Corp. (Japan)	42,196	2,539
		28,764

Industrials—3.0%
Recruit Holdings Co., Ltd. (Japan)	125,626	3,699
Information Technology—13.9%
Adyen N.V. (Netherlands)(1)	2,478	3,604
Dassault Systemes SE (France)	97,198	3,577
Infosys Ltd. Sponsored ADR (India)	192,465	3,563
SAP SE Sponsored ADR (Germany)	26,078	2,366
Temenos AG Registered Shares (Switzerland)	48,400	4,138
		17,248

Materials—5.8%
Linde plc (United Kingdom)	16,513	4,748
	Shares	Value

Materials—continued
Sika AG Registered Shares (Switzerland)	10,526	$ 2,426
		7,174

Total Common Stocks (Identified Cost $119,406)		118,218

Total Long-Term Investments—97.2% (Identified Cost $122,313)		120,618

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	3,191,151	3,191
Total Short-Term Investment (Identified Cost $3,191)		3,191

Securities Lending Collateral—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)(4)	4,368,105	4,368
Total Securities Lending Collateral (Identified Cost $4,368)		4,368

TOTAL INVESTMENTS—103.3% (Identified Cost $129,872)		$128,177
Other assets and liabilities, net—(3.3)%		(4,077)
NET ASSETS—100.0%		$124,100

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	12%
Switzerland	12
United States	10
China	9
India	7
Germany	7
France	6
Other	37
Total	100%
† % of total investments as of June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

SGA INTERNATIONAL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$118,218	$118,218
Preferred Stock	2,400	2,400
Securities Lending Collateral	4,368	4,368
Money Market Mutual Fund	3,191	3,191
Total Investments	$128,177	$128,177
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

STRATEGIC ALLOCATION SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.8%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 305	$ 259
2.500%, 2/15/46	1,374	1,165
3.000%, 8/15/48	485	458
1.250%, 5/15/50	145	92
1.375%, 8/15/50	595	392
1.875%, 2/15/51	715	536
2.000%, 8/15/51	50	39
2.250%, 2/15/52	50	41
U.S. Treasury Notes
2.500%, 4/30/24	100	99
0.375%, 7/31/27	100	88
1.250%, 8/15/31	50	43
Total U.S. Government Securities (Identified Cost $3,670)		3,212

Municipal Bonds—2.3%
California—0.6%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	286
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	65	47
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	72
		405

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	175	172
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	88
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	9
New York—0.6%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	210	228
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	175	196
		424

Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	58
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	21
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	55	43
	Par Value	Value

Texas—continued
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	$ 25	$ 25
		147

Virginia—0.5%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	135	128
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	180	167
		295

Total Municipal Bonds (Identified Cost $1,648)		1,540

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	5
United Mexican States 4.750%, 3/8/44	54	45
Total Foreign Government Securities (Identified Cost $106)		50

Mortgage-Backed Securities—7.1%
Agency—0.1%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #835144 5.000%, 10/1/35	9	10
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	2	2
Pool #940524 5.500%, 7/1/37	6	6
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	6	6
Pool #929637 5.500%, 6/1/38	1	1
Pool #986012 5.500%, 6/1/38	2	2
Pool #994383 5.500%, 11/1/38	5	5
Pool #991124 5.000%, 1/1/39	2	2
Pool #994322 6.000%, 1/1/39	2	2
Pool #AA4418 4.500%, 3/1/39	3	4
Pool #AA4434 5.000%, 3/1/39	3	3
Pool #AA4436 6.000%, 3/1/39	4	4
See Notes to Financial Statements

STRATEGIC ALLOCATION SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Agency—continued
Government National Mortgage Association
Pool #351336 6.500%, 12/15/23	$ — (2)	$ — (2)
Pool #385198 6.500%, 2/15/24	3	3
Pool #563381 6.500%, 11/15/31	8	9
		63

Non-Agency—7.0%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	46	43
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	95	93
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	109
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	100	95
2020-SFR2, D 144A 3.282%, 7/17/37(3)	100	94
Angel Oak Mortgage Trust 2021-8, A1 144A 1.820%, 11/25/66(3)(4)	90	81
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	30	29
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	26	25
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 2.344%, 5/15/35(3)(4)	125	121
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	80	70
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	92	83
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	66	64
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	72	65
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	66
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	51	48
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 2.304%, 5/15/36(3)(4)	100	98
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	59	56
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	46	45
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	100	94
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	115	105
2021-SFR1, D 144A 2.189%, 8/17/38(3)	75	66
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(3)(4)	5	4
	Par Value	Value

Non-Agency—continued
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	$ 13	$ 12
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	80	72
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(3)(4)	28	27
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	81	70
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	24	23
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	27	25
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	33	31
2017-5, A1 144A 3.053%, 10/26/48(3)(4)	35	35
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 2.724%, 4/25/55(3)(4)	25	25
MetLife Securitization Trust 2017-1A, M1 144A 3.432%, 4/25/55(3)(4)	100	93
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(4)	100	90
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	217
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	25	25
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	44	42
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	18	18
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	23	23
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	85	81
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	67	65
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	78	76
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	44	43
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	52	50
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	53	51
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	88	79
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	11	11
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(4)	39	34
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	61	58
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	72	68
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	79	74
See Notes to Financial Statements

STRATEGIC ALLOCATION SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	$ 100	$ 88
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	21	19
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	24	22
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	9	9
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	100	94
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(4)	13	13
2021-1, A3 144A 1.560%, 7/25/61(3)(4)	36	32
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	145	143
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	100	94
2018-6, A1A 144A 3.750%, 3/25/58(3)(4)	82	81
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	110	105
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	100	91
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	100	90
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	100	86
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	95
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	100	90
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	56	56
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	64	61
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	71	66
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	79	75
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(3)(4)	90	86
2020-1R, A2 144A 1.567%, 11/25/55(3)	35	34
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	39
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	31	28
		4,669

Total Mortgage-Backed Securities (Identified Cost $5,076)		4,732

	Par Value	Value

Asset-Backed Securities—3.0%
Automobiles—1.7%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(3)	$ 65	$ 62
American Credit Acceptance Receivables Trust
2021-3, C 144A 0.980%, 11/15/27(3)	65	62
2022-1, D 144A 2.460%, 3/13/28(3)	55	51
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	81
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	55	55
2021-N2, C 1.070%, 3/10/28	65	63
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(3)	60	59
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	44	44
2019-4, C 2.510%, 11/17/25	22	22
Exeter Automobile Receivables Trust
2019-3A, C 144A 2.790%, 5/15/24(3)	3	3
2018-4A, D 144A 4.350%, 9/16/24(3)	51	51
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(3)	55	52
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	75	72
2021-1, C 144A 0.910%, 3/15/27(3)	85	80
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	45	42
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	60	60
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(3)	100	88
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	85	84
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	43	43
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(3)	80	78
		1,152

Consumer Loans—0.1%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(3)	100	99
Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	60	55
Other—1.1%
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	100	96
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	74	66
See Notes to Financial Statements

STRATEGIC ALLOCATION SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	$ 39	$ 38
BXG Receivables Note Trust 2017-A, A 144A 2.950%, 10/4/32(3)	41	40
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	50	45
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	31	31
2020-1, B 144A 1.920%, 11/15/27(3)	65	63
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	80	76
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)	100	99
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	58	54
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	45	43
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	26	26
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	34	33
		710

Total Asset-Backed Securities (Identified Cost $2,102)		2,016

Corporate Bonds and Notes—8.8%
Communication Services—0.5%
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	45	36
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	201
T-Mobile USA, Inc. 3.875%, 4/15/30	90	84
Verizon Communications, Inc. 2.550%, 3/21/31	36	31
		352

Consumer Discretionary—0.4%
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	20	20
Brunswick Corp. 2.400%, 8/18/31	46	34
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	57	45
Ford Motor Co.
3.250%, 2/12/32	26	19
4.750%, 1/15/43	15	11
General Motors Financial Co., Inc. 1.250%, 1/8/26	70	62
M/I Homes, Inc. 4.950%, 2/1/28	45	38
		229

Consumer Staples—0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	85	84
	Par Value	Value

Consumer Staples—continued
BAT Capital Corp. 4.906%, 4/2/30	$ 55	$ 51
Church & Dwight Co., Inc. 5.000%, 6/15/52	50	51
		186

Energy—0.5%
DCP Midstream Operating LP 3.250%, 2/15/32	15	12
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	25	21
EQM Midstream Partners LP 144A 7.500%, 6/1/30(3)	35	34
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	65	53
HF Sinclair Corp. 144A 5.875%, 4/1/26(3)	45	45
Kinder Morgan, Inc.
4.300%, 6/1/25	45	45
7.750%, 1/15/32	25	29
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	60	58
Transcanada Trust 5.600%, 3/7/82	55	50
		347

Financials—3.3%
Allstate Corp. (The) Series B 5.750%, 8/15/53	145	127
Ally Financial, Inc. Series B 4.700% (5)	32	25
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	80	78
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	65	59
Athene Global Funding 144A 2.450%, 8/20/27(3)	70	61
Bank of America Corp.
2.687%, 4/22/32	200	168
2.482%, 9/21/36	100	78
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	65	64
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	29	24
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	35	27
Brighthouse Financial, Inc. 5.625%, 5/15/30	47	46
Brookfield Finance, Inc. 3.900%, 1/25/28	115	110
Capital One Financial Corp. 2.359%, 7/29/32	48	37
Charles Schwab Corp. (The) Series H 4.000% (5)	70	54
Citadel LP 144A 4.875%, 1/15/27(3)	65	63
Citigroup, Inc. 3.980%, 3/20/30	165	154
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	193
JPMorgan Chase & Co. 1.953%, 2/4/32	150	120
See Notes to Financial Statements

STRATEGIC ALLOCATION SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	$ 25	$ 20
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	30	24
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.103%, 4/20/67(4)	85	57
MetLife, Inc. Series G 3.850% (5)	75	67
Morgan Stanley 6.375%, 7/24/42	100	115
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(3)	32	29
Prudential Financial, Inc.
5.875%, 9/15/42	100	98
5.625%, 6/15/43	65	63
Santander Holdings USA, Inc. 4.400%, 7/13/27	100	96
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	55	51
Wells Fargo & Co. Series BB 3.900% (5)	105	90
		2,198

Health Care—0.4%
Baxter International, Inc. 2.539%, 2/1/32	70	59
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	32	30
3.700%, 3/15/32	10	9
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	50	42
HCA, Inc. 5.250%, 6/15/49	50	43
Illumina, Inc. 2.550%, 3/23/31	57	46
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	60	47
		276

Industrials—0.6%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	35	35
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	55	51
Boeing Co. (The) 5.930%, 5/1/60	18	16
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	55	48
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	66	56
Masco Corp.
2.000%, 2/15/31	30	24
3.125%, 2/15/51	30	21
Pentair Finance S.a.r.l. 5.900%, 7/15/32	45	45
Sempra Global 144A 3.250%, 1/15/32(3)	58	49
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	25	24
	Par Value	Value

Industrials—continued
Waste Management, Inc. 4.150%, 4/15/32	$ 22	$ 21
		390

Information Technology—0.9%
CDW LLC 3.569%, 12/1/31	61	50
Citrix Systems, Inc. 3.300%, 3/1/30	110	107
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	5	4
144A 6.500%, 10/15/28(3)	5	4
Dell International LLC 8.100%, 7/15/36	35	41
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	60	56
HP, Inc. 5.500%, 1/15/33	55	54
Kyndryl Holdings, Inc. 144A 2.700%, 10/15/28(3)	37	29
Leidos, Inc. 2.300%, 2/15/31	80	64
Motorola Solutions, Inc. 4.600%, 5/23/29	100	96
Oracle Corp.
2.875%, 3/25/31	25	21
3.850%, 4/1/60	10	7
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	25	23
TD SYNNEX Corp. 144A 2.375%, 8/9/28(3)	60	51
		607

Materials—0.5%
Albemarle Corp. 5.050%, 6/1/32	50	49
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	65	63
Celanese US Holdings LLC 3.500%, 5/8/24	70	69
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	30	27
Freeport-McMoRan, Inc. 5.450%, 3/15/43	45	42
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	75	62
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	60	49
		361

Real Estate—1.1%
EPR Properties 4.750%, 12/15/26	120	113
GLP Capital LP
5.750%, 6/1/28	100	98
3.250%, 1/15/32	6	5
Kite Realty Group Trust 4.750%, 9/15/30	70	65
MPT Operating Partnership LP
4.625%, 8/1/29	10	9
3.500%, 3/15/31	30	24
See Notes to Financial Statements

STRATEGIC ALLOCATION SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Office Properties Income Trust 4.500%, 2/1/25	$ 135	$ 129
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	65	50
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	102
Service Properties Trust 4.500%, 3/15/25	70	55
VICI Properties LP
4.950%, 2/15/30	30	28
5.125%, 5/15/32	30	28
		706

Utilities—0.3%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(3)	65	59
Puget Energy, Inc.
2.379%, 6/15/28	39	34
4.224%, 3/15/32	27	25
Southern Co. (The) Series 21-A 3.750%, 9/15/51	69	59
Vistra Corp. 144A 8.000% (3)(5)	20	19
		196

Total Corporate Bonds and Notes (Identified Cost $6,593)		5,848

Leveraged Loans—0.8%
Aerospace—0.2%
Brown Group Holding LLC (1 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	37	35
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 3.810%, 9/22/28(4)	30	28
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(4)	20	20
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 3.310%, 5/30/25(4)	18	17
		100

Chemicals—0.1%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 3.060%, 4/1/24(4)	69	66
Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 3.360% - 3.650%, 2/11/28(4)	15	14
Energy—0.0%
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(4)	20	19
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 4.000%, 7/16/21(4)(6)(7)	— (2)	—
		19

Food / Tobacco—0.1%
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 3.310% - 3.489%, 8/3/25(4)	24	23
	Par Value	Value

Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 3.005%, 7/1/26(4)	$ 19	$ 18
Gaming / Leisure—0.1%
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.374%, 6/22/26(4)	20	19
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.310%, 2/8/27(4)	19	18
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	20	19
		56

Health Care—0.1%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.813%, 1/4/26(4)	15	14
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 2.812%, 8/1/27(4)	18	17
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.810%, 11/16/25(4)	45	42
		73

Housing—0.0%
Standard Industries, Inc. (3 month LIBOR + 2.500%) 3.788%, 9/22/28(4)	21	21
Information Technology—0.1%
CCC Intelligent Solutions, Inc. Tranche B (3 month LIBOR + 2.250%) 3.256%, 9/21/28(4)	20	19
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(4)	20	19
		38

Manufacturing—0.0%
NCR Corp. (3 month LIBOR + 2.500%) 3.740%, 8/28/26(4)	19	18
Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 3.562%, 9/18/26(4)	12	12
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.310%, 3/15/27(4)	15	13
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.810%, 4/11/25(4)	38	37
Service—0.0%
Dun & Bradstreet Corp. (The) 2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.747%, 1/18/29(4)	5	5
Total Leveraged Loans (Identified Cost $536)		513

See Notes to Financial Statements

STRATEGIC ALLOCATION SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.3%
Financials—0.2%
MetLife, Inc. Series D, 5.875%	40 (8)	$ 37
Truist Financial Corp. Series Q, 5.100%	70 (8)	63
		100

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 5.159%(4)	90 (8)	79
Total Preferred Stocks (Identified Cost $200)		179

Common Stocks—69.7%
Communication Services—4.9%
Adevinta ASA Class B(9)	21,125	153
Ascential plc(9)	56,470	179
Auto Trader Group plc	62,066	419
Baltic Classifieds Group plc(9)	210,853	335
Dayamitra Telekomunikasi PT	5,006,000	235
Infrastrutture Wireless Italiane SpA	21,981	223
Meta Platforms, Inc. Class A(9)	3,035	489
Moneysupermarket.com Group plc	88,940	189
New Work SE	1,644	233
Rightmove plc	66,250	458
ZoomInfo Technologies, Inc. Class A(9)	10,837	360
		3,273

Consumer Discretionary—13.0%
Airbnb, Inc. Class A(9)	6,886	613
Allegro.eu S.A.(9)	42,507	226
Amazon.com, Inc.(9)	30,300	3,218
AutoZone, Inc.(9)	213	458
Home Depot, Inc. (The)	2,568	704
Marriott International, Inc. Class A	6,530	888
Max Stock Ltd.	61,367	121
MercadoLibre, Inc.(9)	608	387
Mercari, Inc.(9)	17,300	249
NIKE, Inc. Class B	11,145	1,139
Ross Stores, Inc.	7,240	509
Victorian Plumbing Group plc(9)	148,790	102
		8,614

Consumer Staples—5.8%
Anhui Gujing Distillery Co., Ltd. Class B	21,500	335
Estee Lauder Cos., Inc. (The) Class A	3,325	847
Heineken Malaysia Bhd	53,800	281
McCormick & Co., Inc. Non-voting Shares	8,288	690
Monster Beverage Corp.(9)	8,816	817
Procter & Gamble Co. (The)	5,975	859
		3,829

Energy—1.8%
Devon Energy Corp.	5,345	294
Frontera Energy Corp.(9)	1,088	9
Hess Corp.	3,329	353
Pason Systems, Inc.	18,404	209
Pioneer Natural Resources Co.	1,431	319
		1,184

	Shares	Value

Financials—6.1%
Bank of America Corp.	29,636	$ 923
CME Group, Inc. Class A	3,611	739
FinecoBank Banca Fineco SpA	12,722	152
Gruppo MutuiOnline SpA	8,008	202
Hargreaves Lansdown plc	21,395	205
MarketAxess Holdings, Inc.	1,996	511
Mortgage Advice Bureau Holdings Ltd.	26,368	289
Nordnet AB publ	7,041	92
Progressive Corp. (The)	5,947	692
Sabre Insurance Group plc	85,231	213
VNV Global AB(9)	17,779	42
		4,060

Health Care—6.1%
Danaher Corp.	4,810	1,219
Haw Par Corp., Ltd.	58,000	459
HealthEquity, Inc.(9)	5,494	337
Mettler-Toledo International, Inc.(9)	329	378
Nakanishi, Inc.	8,500	150
Zoetis, Inc. Class A	8,753	1,505
		4,048

Industrials—7.8%
Boa Vista Servicos S.A.	140,768	144
CAE, Inc.(9)	12,403	306
CoStar Group, Inc.(9)	13,863	837
Enento Group Oyj(9)	6,955	151
Equifax, Inc.	3,570	652
Fair Isaac Corp.(9)	1,457	584
Haitian International Holdings Ltd.	162,530	415
HeadHunter Group plc ADR(6)	12,236	—(2)
Howden Joinery Group plc	13,574	100
Knorr-Bremse AG	4,667	266
Marel HF	58,722	263
Meitec Corp.	15,000	242
MTU Aero Engines AG	2,108	384
Rotork plc	3,366	10
S-1 Corp.	7,680	380
Uber Technologies, Inc.(9)	23,755	486
		5,220

Information Technology—22.3%
Accenture plc Class A	3,295	915
Alten S.A.	2,855	311
Amphenol Corp. Class A	20,387	1,313
Avalara, Inc.(9)	11,773	831
Bill.com Holdings, Inc.(9)	8,454	929
Block, Inc. Class A(9)	4,132	254
Bouvet ASA	44,912	269
Brockhaus Technologies AG(9)	5,054	90
DocuSign, Inc.(9)	4,417	253
Duck Creek Technologies, Inc.(9)	29,135	433
FDM Group Holdings plc	16,567	171
MongoDB, Inc. Class A(9)	1,963	509
NVIDIA Corp.	11,293	1,712
Paycom Software, Inc.(9)	5,659	1,585
Roper Technologies, Inc.	2,290	904
Snowflake, Inc. Class A(9)	2,959	411
Trade Desk, Inc. (The) Class A(9)	18,800	788
Visa, Inc. Class A	11,835	2,330
See Notes to Financial Statements

STRATEGIC ALLOCATION SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Information Technology—continued
Workday, Inc. Class A(9)	5,827	$ 813
		14,821

Materials—1.1%
Corp. Moctezuma SAB de C.V.	76,431	243
Ecolab, Inc.	3,359	517
		760

Real Estate—0.8%
Prologis, Inc.	4,559	536
Total Common Stocks (Identified Cost $36,120)		46,345

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(9)	1,084	2
Total Rights (Identified Cost $1)		2

Warrant—0.0%
Financials—0.0%
VNV Global AB(9)	12,500	— (2)
Total Warrant (Identified Cost $—)		— (2)

Total Long-Term Investments—96.9% (Identified Cost $56,052)		64,437

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(10)	1,741,862	1,742
Total Short-Term Investment (Identified Cost $1,742)		1,742

TOTAL INVESTMENTS—99.5% (Identified Cost $57,794)		$66,179
Other assets and liabilities, net—0.5%		342
NET ASSETS—100.0%		$66,521

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $7,578 or 11.4% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	85%
United Kingdom	4
Germany	2
China	1
Canada	1
Japan	1
Italy	1
Other	5
Total	100%
† % of total investments as of June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

STRATEGIC ALLOCATION SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 2,016	$ —	$ 2,016	$—
Corporate Bonds and Notes	5,848	—	5,848	—
Foreign Government Securities	50	—	50	—
Leveraged Loans	513	—	513	— (1)
Mortgage-Backed Securities	4,732	—	4,732	—
Municipal Bonds	1,540	—	1,540	—
U.S. Government Securities	3,212	—	3,212	—
Equity Securities:
Common Stocks	46,345	46,345	—	— (2)
Preferred Stocks	179	—	179	—
Rights	2	—	—	2
Warrant	— (2)	— (2)	—	—
Money Market Mutual Fund	1,742	1,742	—	—
Total Investments	$66,179	$48,087	$18,090	$ 2

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Security held by the Series  with  an end of period value of $-(1) were transferred from Level 1 to Level 3 due to an  decrease in trading  activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
 (1) Amount is less than $500.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Assets
Investment in securities at value(1)(2)	$ 91,721	$ 186,055	$ 92,182	$ 89,381
Foreign currency at value(3)	—	—	—	— (a)
Cash	50	100	100	100
Receivables
Investment securities sold	—	—	1,266	156
Series shares sold	50	67	—	—
Dividends	278	57	186	51
Tax reclaims	—	—	88	—
Prepaid Trustees’ retainer	2	2	1	1
Prepaid expenses	— (a)	— (a)	—	— (a)
Other assets	221	465	221	212
Total assets	92,322	186,746	94,044	89,901
Liabilities
Payables
Series shares repurchased	26	20	169	213
Investment securities purchased	—	—	—	682
Collateral on securities loaned	—	—	560	—
Investment advisory fees	53	102	39	53
Distribution and service fees	18	41	19	17
Administration and accounting fees	8	16	8	8
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	18	19	17	17
Trustee deferred compensation plan	221	465	221	212
Interest expense and/or commitment fees	— (a)	1	— (a)	— (a)
Other accrued expenses	23	57	20	26
Total liabilities	367	721	1,053	1,228
Net Assets	$ 91,955	$ 186,025	$ 92,991	$ 88,673
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 69,604	$ 78,368	$ 78,954	$ 53,265
Accumulated earnings (loss)	22,351	107,657	14,037	35,408
Net Assets	$ 91,955	$ 186,025	$ 92,991	$ 88,673
Net Assets:
Class A	$ 82,646	$ 186,025	$ 92,991	$ 81,717
Class I	$ 9,309	$ —	$ —	$ 6,956
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	4,267,475	6,301,887	7,682,621	3,142,215
Class I	480,379	—	—	256,213
Net Asset Value Per Share:(b)
Class A	$ 19.37	$ 29.52	$ 12.10	$ 26.01
Class I	$ 19.38	$ —	$ —	$ 27.15

(1) Investment in securities at cost	$ 70,061	$ 104,982	$ 83,082	$ 58,630
(2) Market value of securities on loan	$ —	$ —	$ 548	$ —
(3) Foreign currency at cost	$ —	$ —	$ —	$ —(a)

(a)	Amount is less than $500.
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Strategic Allocation Series
Assets
Investment in securities at value(1)(2)	$ 66,740	$ 96,333	$ 128,177	$ 66,179
Cash	100	616	50	150
Receivables
Investment securities sold	—	2,051	—	188
Series shares sold	28	1	81	1
Dividends and interest	24	759	141	155
Tax reclaims	—	—	209	14
Securities lending income	—	— (a)	1	— (a)
Prepaid Trustees’ retainer	1	1	2	1
Other assets	161	234	295	163
Total assets	67,054	99,995	128,956	66,851
Liabilities
Due to custodian	—	—	—	— (a)
Payables
Series shares repurchased	21	146	28	28
Investment securities purchased	—	1,158	—	50
Collateral on securities loaned	—	515	4,368	—
Investment advisory fees	37	41	74	30
Distribution and service fees	14	20	26	14
Administration and accounting fees	6	9	11	6
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	17	16	21	19
Trustee deferred compensation plan	161	234	295	163
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	17	24	33	20
Unrealized depreciation on unfunded loan commitments	—	1	—	—
Total liabilities	273	2,164	4,856	330
Net Assets	$ 66,781	$ 97,831	$ 124,100	$ 66,521
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 44,808	$ 111,488	$ 126,352	$ 54,341
Accumulated earnings (loss)	21,973	(13,657)	(2,252)	12,180
Net Assets	$ 66,781	$ 97,831	$ 124,100	$ 66,521
Net Assets:
Class A	$ 66,781	$ 95,988	$ 123,996	$ 66,521
Class I	$ —	$ 1,843	$ 104	$ —
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	4,666,116	11,338,637	11,368,915	5,641,369
Class I	—	217,762	9,525	—
Net Asset Value Per Share:(b)
Class A	$ 14.31	$ 8.47	$ 10.91	$ 11.79
Class I	$ —	$ 8.46	$ 10.96	$ —

(1) Investment in securities at cost	$ 45,290	$ 107,486	$ 129,872	$ 57,794
(2) Market value of securities on loan	$ —	$ 494	$ 4,315	$ —

(a)	Amount is less than $500.
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Investment Income
Dividends	$ 1,501	$ 688	$ 1,874	$ 287
Securities lending, net of fees	—	— (1)	1	1
Foreign taxes withheld	—	—	(79)	—
Total investment income	1,501	688	1,796	288
Expenses
Investment advisory fees	406	844	342	428
Distribution and service fees, Class A	123	303	122	117
Administration and accounting fees	57	123	52	54
Transfer agent fees and expenses	— (1)	— (1)	— (1)	— (1)
Custodian fees	— (1)	1	— (1)	— (1)
Printing fees and expenses	13	28	11	12
Professional fees	14	16	13	13
Interest expense and/or commitment fees	— (1)	1	— (1)	— (1)
Trustees’ fees and expenses	3	7	2	3
Miscellaneous expenses	4	6	7	5
Total expenses	620	1,329	549	632
Less net expenses reimbursed and/or waived by investment adviser(2)	(35)	(79)	(69)	(66)
Net expenses	585	1,250	480	566
Net investment income (loss)	916	(562)	1,316	(278)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	567	28,058	3,958	5,270
Foreign currency transactions	—	—	— (1)	(2)
Net change in unrealized appreciation (depreciation) on:
Investments	(28,408)	(146,645)	(9,459)	(38,703)
Net realized and unrealized gain (loss) on investments	(27,841)	(118,587)	(5,501)	(33,435)
Net increase (decrease) in net assets resulting from operations	$(26,925)	$(119,149)	$(4,185)	$(33,713)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Strategic Allocation Series
Investment Income
Dividends	$ 430	$ 6	$ 1,056	$ 318
Interest	—	2,133	—	325
Securities lending, net of fees	—	5	5	1
Foreign taxes withheld	—	—	(119)	(19)
Total investment income	430	2,144	942	625
Expenses
Investment advisory fees	342	263	521	225
Distribution and service fees, Class A	95	129	174	102
Administration and accounting fees	41	56	73	45
Transfer agent fees and expenses	— (1)	— (1)	— (1)	— (1)
Custodian fees	— (1)	2	1	3
Printing fees and expenses	9	12	15	10
Professional fees	13	16	17	16
Interest expense and/or commitment fees	— (1)	— (1)	1	— (1)
Trustees’ fees and expenses	2	3	4	2
Miscellaneous expenses	2	3	5	3
Total expenses	504	484	811	406
Less net expenses reimbursed and/or waived by investment adviser(2)	(85)	—	(16)	(4)
Net expenses	419	484	795	402
Net investment income (loss)	11	1,660	147	223
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	813	(1,625)	43	4,032
Foreign currency transactions	—	—	(14)	(4)
Foreign capital gains tax	—	—	(216)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(23,388)	(10,939)	(35,950)	(35,920)
Foreign currency transactions	—	—	(11)	(1)
Foreign capital gains tax	—	—	112	—
Net realized and unrealized gain (loss) on investments	(22,575)	(12,564)	(36,036)	(31,893)
Net increase (decrease) in net assets resulting from operations	$(22,564)	$(10,904)	$(35,889)	$(31,670)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 916	$ 750	$ (562)	$ (2,086)
Net realized gain (loss)	567	3,147	28,058	30,623
Net change in unrealized appreciation (depreciation)	(28,408)	32,293	(146,645)	7,865
Increase (decrease) in net assets resulting from operations	(26,925)	36,190	(119,149)	36,402
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,612)	(2,451)	(5,280)	(33,537)
Class I	(190)	(189)	—	—
Total dividends and distributions to shareholders	(1,802)	(2,640)	(5,280)	(33,537)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,413)	7,813	(5,878)	(1,359)
Class I	3,612	2,227	—	—
Increase (decrease) in net assets from capital transactions	1,199	10,040	(5,878)	(1,359)
Net increase (decrease) in net assets	(27,528)	43,590	(130,307)	1,506
Net Assets
Beginning of period	119,483	75,893	316,332	314,826
End of Period	$ 91,955	$ 119,483	$ 186,025	$ 316,332
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Equity Income Series		KAR Small-Cap Growth Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 1,316	$ 2,368	$ (278)	$ (1,055)
Net realized gain (loss)	3,958	3,010	5,268	16,404
Net change in unrealized appreciation (depreciation)	(9,459)	10,924	(38,703)	(8,625)
Increase (decrease) in net assets resulting from operations	(4,185)	16,302	(33,713)	6,724
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(530)	(6,358)	(1,489)	(17,413)
Class I	—	—	(121)	(1,433)
Total dividends and distributions to shareholders	(530)	(6,358)	(1,610)	(18,846)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(4,885)	(6,089)	(4,307)	3,568
Class I	—	—	(154)	(16)
Increase (decrease) in net assets from capital transactions	(4,885)	(6,089)	(4,461)	3,552
Net increase (decrease) in net assets	(9,600)	3,855	(39,784)	(8,570)
Net Assets
Beginning of period	102,591	98,736	128,457	137,027
End of Period	$ 92,991	$ 102,591	$ 88,673	$ 128,457
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 11	$ 121	$ 1,660	$ 3,465
Net realized gain (loss)	813	12,170	(1,625)	1,398
Net change in unrealized appreciation (depreciation)	(23,388)	4,470	(10,939)	(3,674)
Increase (decrease) in net assets resulting from operations	(22,564)	16,761	(10,904)	1,189
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,980)	(11,714)	(198)	(3,205)
Class I	—	—	(4)	(47)
Total dividends and distributions to shareholders	(2,980)	(11,714)	(202)	(3,252)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	627	(1,794)	(4,849)	(4,568)
Class I	—	—	527	975
Increase (decrease) in net assets from capital transactions	627	(1,794)	(4,322)	(3,593)
Net increase (decrease) in net assets	(24,917)	3,253	(15,428)	(5,656)
Net Assets
Beginning of period	91,698	88,445	113,259	118,915
End of Period	$ 66,781	$ 91,698	$ 97,831	$ 113,259
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA International Growth Series		Strategic Allocation Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 147	$ (308)	$ 223	$ 180
Net realized gain (loss)	(187)	14,648	4,028	7,508
Net change in unrealized appreciation (depreciation)	(35,849)	(1,020)	(35,921)	(22)
Increase (decrease) in net assets resulting from operations	(35,889)	13,320	(31,670)	7,666
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,499)	(13,316)	(1,145)	(9,129)
Class I	(3)	(11)	—	—
Total dividends and distributions to shareholders	(3,502)	(13,327)	(1,145)	(9,129)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	208	(1,315)	(3,821)	(2,064)
Class I	3	11	—	—
Increase (decrease) in net assets from capital transactions	211	(1,304)	(3,821)	(2,064)
Net increase (decrease) in net assets	(39,180)	(1,311)	(36,636)	(3,527)
Net Assets
Beginning of period	163,280	164,591	103,157	106,684
End of Period	$ 124,100	$ 163,280	$ 66,521	$ 103,157
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Real Estate Securities Series
Class A
1/1/22 to 6/30/22(6)	$25.32	0.19	(5.75)	(5.56)	(0.05)	—	(0.34)	(0.39)	(5.95)	$19.37	(22.11) %	$ 82,646	1.10%	1.17%	1.66%	8%
1/1/21 to 12/31/21	17.71	0.17	8.01	8.18	(0.16)	—	(0.41)	(0.57)	7.61	25.32	46.41	111,162	1.10	1.17	0.77	16
1/1/20 to 12/31/20	18.54	0.22	(0.52)	(0.30)	(0.20)	—	(0.33)	(0.53)	(0.83)	17.71	(1.55)	71,741	1.14 (7)	1.20	1.30	26
1/1/19 to 12/31/19	16.40	0.30	4.20	4.50	(0.34)	—	(2.02)	(2.36)	2.14	18.54	27.42	77,044	1.16 (7)	1.20	1.57	44
1/1/18 to 12/31/18	19.23	0.28	(1.41)	(1.13)	(0.30)	—	(1.40)	(1.70)	(2.83)	16.40	(6.53)	65,357	1.16	1.19	1.54	20
1/1/17 to 12/31/17	20.31	0.25	0.92	1.17	(0.29)	—	(1.96)	(2.25)	(1.08)	19.23	5.97	77,564	1.16	1.21	1.24	24
Class I
1/1/22 to 6/30/22(6)	$25.31	0.23	(5.77)	(5.54)	(0.05)	—	(0.34)	(0.39)	(5.93)	$19.38	(22.04) %	$ 9,309	0.85%	0.92%	2.05%	8%
1/1/21 to 12/31/21	17.70	0.23	8.02	8.25	(0.23)	—	(0.41)	(0.64)	7.61	25.31	46.87	8,321	0.85	0.92	1.04	16
1/1/20 to 12/31/20	18.51	0.34	(0.60)	(0.26)	(0.22)	—	(0.33)	(0.55)	(0.81)	17.70	(1.33)	4,152	0.89 (7)	0.95	2.08	26
1/1/19 to 12/31/19	16.35	0.40	4.14	4.54	(0.36)	—	(2.02)	(2.38)	2.16	18.51	27.78	2,173	0.91 (7)	0.95	2.04	44
1/1/18 to 12/31/18	19.19	0.34	(1.43)	(1.09)	(0.35)	—	(1.40)	(1.75)	(2.84)	16.35	(6.36)	215	0.91	0.94	1.85	20
1/1/17 to 12/31/17	20.27	0.30	0.93	1.23	(0.35)	—	(1.96)	(2.31)	(1.08)	19.19	6.25	207	0.91	0.96	1.49	24

KAR Capital Growth Series
Class A
1/1/22 to 6/30/22(6)	$49.16	(0.09)	(18.70)	(18.79)	—	—	(0.85)	(0.85)	(19.64)	$29.52	(38.43) %	$186,025	1.03%	1.10%	(0.46) %	11%
1/1/21 to 12/31/21	48.92	(0.33)	6.12	5.79	—	—	(5.55)	(5.55)	0.24	49.16	12.14	316,332	1.03	1.08	(0.66)	5
1/1/20 to 12/31/20	34.44	(0.22)	17.42	17.20	—	—	(2.72)	(2.72)	14.48	48.92	50.23	314,826	1.03	1.10	(0.55)	7
1/1/19 to 12/31/19	25.62	(0.08)	10.22	10.14	—	—	(1.32)	(1.32)	8.82	34.44	39.87	232,834	1.03	1.11	(0.24)	9
1/1/18 to 12/31/18	31.40	(0.09)	(1.92)	(2.01)	—	—	(3.77)	(3.77)	(5.78)	25.62	(7.25)	187,160	1.03	1.11	(0.28)	15
1/1/17 to 12/31/17	24.09	(0.05)	8.75	8.70	—	—	(1.39)	(1.39)	7.31	31.40	36.07	224,253	1.03	1.13	(0.16)	21

KAR Equity Income Series
Class A
1/1/22 to 6/30/22(6)	$12.71	0.17	(0.72)	(0.55)	(0.01)	—	(0.05)	(0.06)	(0.61)	$12.10	(4.21) %	$ 92,991	0.98%	1.12%	2.69%	12%
1/1/21 to 12/31/21	11.54	0.29	1.69	1.98	(0.29)	—	(0.52)	(0.81)	1.17	12.71	17.39	102,591	0.98	1.12	2.32	23
1/1/20 to 12/31/20	13.15	0.19	1.78	1.97	(0.23)	—	(3.35)	(3.58)	(1.61)	11.54	14.91	98,736	0.98	1.15	1.47	116 (8)
1/1/19 to 12/31/19	10.34	0.12	2.84	2.96	(0.15)	—	—	(0.15)	2.81	13.15	28.67	97,185	0.98	1.13	1.00	27
1/1/18 to 12/31/18	12.00	0.11	(1.65)	(1.54)	(0.12)	—	—	(0.12)	(1.66)	10.34	(12.86)	85,845	0.98	1.14	0.97	26
1/1/17 to 12/31/17	11.97	0.12	2.58	2.70	(0.21)	(0.07)	(2.39)	(2.67)	0.03	12.00	22.96	111,386	0.98	1.16	0.96	241

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

KAR Small-Cap Growth Series
Class A
1/1/22 to 6/30/22(6)	$36.17	(0.08)	(9.60)	(9.68)	—	(0.48)	(0.48)	—	(10.16)	$26.01	(26.84) %	$ 81,717	1.14%	1.27%	(0.57) %	6%
1/1/21 to 12/31/21	40.14	(0.32)	2.26	1.94	—	(5.91)	(5.91)	—	(3.97)	36.17	4.98	118,751	1.16 (7)	1.26	(0.80)	9
1/1/20 to 12/31/20	31.48	(0.35)	14.19	13.84	—	(5.18)	(5.18)	—	8.66	40.14	44.64	126,411	1.16	1.28	(1.00)	17
1/1/19 to 12/31/19	26.70	(0.16)	10.00	9.84	—	(5.06)	(5.06)	—	4.78	31.48	37.31	96,996	1.19 (7)	1.28	(0.49)	11
1/1/18 to 12/31/18	28.66	(0.03)	3.66	3.63	—	(5.59)	(5.59)	—	(1.96)	26.70	11.66	80,309	1.19	1.27	(0.10)	20
1/1/17 to 12/31/17	21.61	(0.12)	8.93	8.81	—	(1.76)	(1.76)	—	7.05	28.66	40.85	79,597	1.19	1.30	(0.49)	18
Class I
1/1/22 to 6/30/22(6)	$37.68	(0.05)	(10.00)	(10.05)	—	(0.48)	(0.48)	—	(10.53)	$27.15	(26.75) %	$ 6,956	0.89%	1.02%	(0.32) %	6%
1/1/21 to 12/31/21	41.49	(0.23)	2.33	2.10	—	(5.91)	(5.91)	—	(3.81)	37.68	5.21	9,706	0.91 (7)	1.01	(0.55)	9
1/1/20 to 12/31/20	32.33	(0.27)	14.61	14.34	—	(5.18)	(5.18)	—	9.16	41.49	45.02	10,616	0.91	1.03	(0.74)	17
1/1/19 to 12/31/19	27.25	(0.08)	10.22	10.14	—	(5.06)	(5.06)	—	5.08	32.33	37.66	6,619	0.94 (7)	1.03	(0.25)	11
1/1/18 to 12/31/18	29.08	0.04	3.72	3.76	—	(5.59)	(5.59)	—	(1.83)	27.25	11.95	3,665	0.94	1.03	0.12	20
1/1/17 to 12/31/17	21.86	(0.06)	9.04	8.98	—	(1.76)	(1.76)	—	7.22	29.08	41.16	1,858	0.94	1.05	(0.24)	18

KAR Small-Cap Value Series
Class A
1/1/22 to 6/30/22(6)	$19.88	— (9)	(4.90)	(4.90)	(0.01)	(0.66)	(0.67)	—	(5.57)	$14.31	(24.96) %	$ 66,781	1.10%	1.33%	0.03%	4%
1/1/21 to 12/31/21	18.96	0.03	3.68	3.71	(0.03)	(2.76)	(2.79)	—	0.92	19.88	19.72	91,698	1.10	1.31	0.13	11
1/1/20 to 12/31/20	15.78	0.16	4.43	4.59	(0.18)	(1.23)	(1.41)	—	3.18	18.96	29.65	88,445	1.10	1.34	1.04	22
1/1/19 to 12/31/19	12.96	0.11	3.08	3.19	(0.15)	(0.22)	(0.37)	—	2.82	15.78	24.63	77,271	1.10	1.34	0.73	8
1/1/18 to 12/31/18	17.36	0.12	(2.72)	(2.60)	(0.15)	(1.65)	(1.80)	—	(4.40)	12.96	(15.88)	69,861	1.19 (7)	1.33	0.74	11
1/1/17 to 12/31/17	16.69	0.05	3.23	3.28	(0.12)	(2.49)	(2.61)	—	0.67	17.36	20.16	94,638	1.20	1.34	0.26	20

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/22 to 6/30/22(6)	$ 9.40	0.14	(1.05)	(0.91)	(0.02)	—	(0.02)	—	(0.93)	$ 8.47	(9.71) %	$ 95,988	0.92% (10)	0.92%	3.15%	25%
1/1/21 to 12/31/21	9.58	0.29	(0.20)	0.09	(0.27)	—	(0.27)	—	(0.18)	9.40	0.97	111,758	0.92 (10)(11)	0.91	3.00	64
1/1/20 to 12/31/20	9.28	0.33	0.28	0.61	(0.31)	—	(0.31)	—	0.30	9.58	6.64	118,363	0.94 (10)(11)	0.93	3.54	92
1/1/19 to 12/31/19	8.72	0.37	0.54	0.91	(0.35)	—	(0.35) (9)	— (9)	0.56	9.28	10.47 (12)	116,901	0.94 (10)(11)	0.93	3.98	66
1/1/18 to 12/31/18	9.34	0.39	(0.64)	(0.25)	(0.37)	—	(0.37)	—	(0.62)	8.72	(2.66)	115,379	0.93	0.93	4.23	64
1/1/17 to 12/31/17	9.14	0.41	0.20	0.61	(0.41)	—	(0.41)	—	0.20	9.34	6.72	133,430	0.93	0.96	4.35	62
Class I
1/1/22 to 6/30/22(6)	$ 9.39	0.15	(1.06)	(0.91)	(0.02)	—	(0.02)	—	(0.93)	$ 8.46	(9.72) %	$ 1,843	0.68% (10)	0.68%	3.43%	25%
1/1/21 to 12/31/21	9.57	0.31	(0.19)	0.12	(0.30)	—	(0.30)	—	(0.18)	9.39	1.29	1,501	0.67 (10)(11)	0.67	3.21	64
1/1/20 to 12/31/20	9.27	0.35	0.28	0.63	(0.33)	—	(0.33)	—	0.30	9.57	6.78	552	0.69 (10)(11)	0.69	3.84	92
1/1/19 to 12/31/19	8.70	0.39	0.55	0.94	(0.37)	—	(0.37) (9)	— (9)	0.57	9.27	10.89 (12)	954	0.69 (10)(11)	0.68	4.22	66
1/1/18 to 12/31/18	9.32	0.41	(0.63)	(0.22)	(0.40)	—	(0.40)	—	(0.62)	8.70	(2.41)	706	0.68	0.68	4.46	64
1/1/17 to 12/31/17	9.12	0.43	0.20	0.63	(0.43)	—	(0.43)	—	0.20	9.32	7.00	1,378	0.68	0.70	4.54	62

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

SGA International Growth Series
Class A
1/1/22 to 6/30/22(6)	$14.40	0.01	(3.19)	(3.18)	—	(0.31)	(0.31)	(3.49)	$10.91	(22.18) %	$123,996	1.14%	1.17%	0.21%	14%
1/1/21 to 12/31/21	14.47	(0.03)	1.21	1.18	—	(1.25)	(1.25)	(0.07)	14.40	8.32	163,146	1.14	1.16	(0.19)	28
1/1/20 to 12/31/20	11.86	(0.01)	2.81	2.80	—	(0.19)	(0.19)	2.61	14.47	23.64	164,468	1.18 (7)(13)	1.21	(0.12)	34
1/1/19 to 12/31/19	10.09	0.12	1.75	1.87	(0.10)	—	(0.10)	1.77	11.86	18.54	148,000	1.20 (7)(13)	1.21	1.08	140 (8)
1/1/18 to 12/31/18	12.50	0.24	(2.29)	(2.05)	(0.36)	—	(0.36)	(2.41)	10.09	(16.67)	137,562	1.18 (11)	1.17	1.97	40
1/1/17 to 12/31/17	10.95	0.15	1.59	1.74	(0.19)	—	(0.19)	1.55	12.50	15.95	183,403	1.18	1.21	1.24	81
Class I
1/1/22 to 6/30/22(6)	$14.44	0.03	(3.20)	(3.17)	—	(0.31)	(0.31)	(3.48)	$10.96	(22.10) %	$ 104	0.89%	0.92%	0.47%	14%
1/1/21 to 12/31/21	14.47	0.01	1.21	1.22	—	(1.25)	(1.25)	(0.03)	14.44	8.60	134	0.89	0.92	0.06	28
1/1/20 to 12/31/20	11.83	0.02	2.81	2.83	—	(0.19)	(0.19)	2.64	14.47	23.95	123	0.93 (7)(13)	0.97	0.13	34
1/1/19 to 12/31/19	10.07	0.15	1.74	1.89	(0.13)	—	(0.13)	1.76	11.83	18.77	100	0.95 (7)(13)	0.96	1.30	140 (8)
1/1/18 to 12/31/18	12.48	0.27	(2.29)	(2.02)	(0.39)	—	(0.39)	(2.41)	10.07	(16.44)	84	0.93 (11)	0.92	2.23	40
1/1/17 to 12/31/17	10.94	0.17	1.59	1.76	(0.22)	—	(0.22)	1.54	12.48	16.17	100	0.93	0.96	1.48	81

Strategic Allocation Series
Class A
1/1/22 to 6/30/22(6)	$17.50	0.04	(5.55)	(5.51)	—	(0.20)	(0.20)	(5.71)	$11.79	(31.56) %	$ 66,521	0.98%	0.99%	0.54%	15%
1/1/21 to 12/31/21	17.81	0.03	1.28	1.31	(0.07)	(1.55)	(1.62)	(0.31)	17.50	7.57	103,157	0.98 (10)(11)	0.98	0.17	21
1/1/20 to 12/31/20	13.78	0.08	4.57	4.65	(0.11)	(0.51)	(0.62)	4.03	17.81	33.96	106,684	0.98	1.00	0.51	28
1/1/19 to 12/31/19	11.22	0.16	2.75	2.91	(0.17)	(0.18)	(0.35)	2.56	13.78	26.05	87,902	0.98	1.01	1.22	40
1/1/18 to 12/31/18	12.62	0.17	(0.89)	(0.72)	(0.18)	(0.50)	(0.68)	(1.40)	11.22	(5.89)	79,536	0.98	1.02	1.32	33
1/1/17 to 12/31/17	10.88	0.16	1.89	2.05	(0.23)	(0.08)	(0.31)	1.74	12.62	18.97	97,028	0.98	1.06	1.31	38

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Annualized for periods less than one year.
(5)	The Series will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The Series’ portfolio turnover rate increased substantially during the years due to a change in the Series’ subadviser and associated repositioning.
(9)	Amount is less than $0.005 per share.
(10)	The share class is currently below its expense cap.
(11)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(12)	Payment from affiliate had no impact on total return.
(13)	Net expense ratio includes extraordinary proxy expenses.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report, the Trust is comprised of eight series (each a “Series”), each reported in this semiannual report. Each Series has a distinct investment objective and is diversified.
The Series have the following investment objective(s):
Series	Investment objective(s)
Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis.
KAR Capital Growth Series	Long-term growth of capital.
KAR Equity Income Series	Capital appreciation and current income.
KAR Small-Cap Growth Series	Long-term capital growth.
KAR Small-Cap Value Series	Long-term capital appreciation.
Newfleet Multi-Sector Intermediate Bond Series	Long-term total return.
SGA International Growth Series	High total return consistent with reasonable risk.
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk.
There is no guarantee that a Series will achieve its objective(s).
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Series has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Series’ U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series or fund, except where allocation of direct expenses to each Series or fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Series bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
transactions. For equity securities, the Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Series may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
K.	Warrants
The Series may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Series to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Series under a Master Securities Lending Agreement (“MSLA”) which permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Series to the same counterparty against amounts to be received and create one single net payment due to or from the Series.
At June 30, 2022, the securities loaned were subject to a MSLA on a net payment basis as follows:

Series	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Series	$ 548	$ 548	$ —
Newfleet Multi-Sector Intermediate Bond Series	494	494	—
SGA International Growth Series	4,315	4,315	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Series’ Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2022, for the Series:
Series	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Series	Money Market Mutual Fund	$ 560
Newfleet Multi-Sector Intermediate Bond Series	Money Market Mutual Fund	515
SGA International Growth Series	Money Market Mutual Fund	4,368
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
KAR Equity Income Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
SGA International Growth Series	0.75	0.70	0.65
Strategic Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400+ Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%
B.	Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve as of the end of the period is as follows:
Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM (1)
KAR Capital Growth Series	KAR (2)
KAR Equity Income Series	KAR (2)
KAR Small-Cap Growth Series	KAR (2)
KAR Small-Cap Value Series	KAR (2)
Series	Subadviser
Newfleet Multi-Sector Intermediate Bond Series	Newfleet (3)
SGA International Growth Series	SGA (4)
Strategic Allocation Series
(Equity Portfolio)	KAR (2)
(Fixed Income Portfolio)	Newfleet (3)
(1)Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)Newfleet Asset Management (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus.
(4)Sustainable Growth Advisers LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Series’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.10%	0.85%
KAR Capital Growth Series	1.03	N/A
KAR Equity Income Series	0.98	N/A
KAR Small-Cap Growth Series	1.14	0.89
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94 (1)	0.69 (1)
SGA International Growth Series	1.14	0.89
Strategic Allocation Series	0.98	N/A
(1)	Each share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending:

	Expiration
Series	2022	2023	2024	2025	Total
Duff & Phelps Real Estate Securities Series
Class A	$ 18	$ 41	$ 63	$ 32	$ 154
Class I	— (1)	2	4	3	9
KAR Capital Growth Series
Class A	97	191	160	79	527
KAR Equity Income Series
Class A	73	149	138	69	429
KAR Small-Cap Growth Series
Class A	47	121	122	61	351
Class I	3	10	11	5	29
KAR Small-Cap Value Series
Class A	94	174	199	85	552
SGA International Growth Series
Class A	10	42	34	16	102
Class I	— (1)	— (1)	— (1)	— (1)	— (1)
Strategic Allocation Series
Class A	11	18	2	4	35

(1)	Amount is less than $500.
During the period ended June 30, 2022, the Adviser recaptured expenses previously waived for the following Series:
Series	Class A	Class I	Total
Newfleet Multi-Sector Intermediate Bond Series	$— (1)	$— (1)	$ — (1)
Strategic Allocation Series	— (1)	—	— (1)

(1)	Amount is less than $500.
E.	Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the six months (the “period”) June 30, 2022, the Series incurred administration fees totaling $438, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended June 30, 2022, the Series incurred distribution fees totaling $1,165 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.	Investments with Affiliates
The Series are permitted to purchase assets from or sell assets to certain affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Series from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended June 30, 2022, the Series did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2022.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2022, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$11,929	$ 9,073
KAR Capital Growth Series	27,656	37,625
KAR Equity Income Series	11,834	16,411
KAR Small-Cap Growth Series	5,947	10,097
KAR Small-Cap Value Series	2,999	5,766
Newfleet Multi-Sector Intermediate Bond Series	17,316	28,473
SGA International Growth Series	19,824	23,697
Strategic Allocation Series	11,558	15,246
Purchases  and sales of long-term U.S. Government and agency securities during the period ended June 30, 2022, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$8,140	$785
Strategic Allocation Series	509	472

Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	838	$ 19,822	1,174	$ 26,023	34	$ 1,233	42	$ 2,138
Reinvestment of distributions	77	1,612	103	2,451	157	5,280	686	33,537
Shares repurchased	(1,038)	(23,847)	(938)	(20,661)	(324)	(12,391)	(729)	(37,034)
Net Increase / (Decrease)	(123)	$ (2,413)	339	$ 7,813	(133)	$ (5,878)	(1)	$ (1,359)
Class I
Shares sold	281	$ 6,490	163	$ 3,597	—	$ —	—	$ —
Reinvestment of distributions	9	190	8	189	—	—	—	—
Shares repurchased	(138)	(3,068)	(77)	(1,559)	—	—	—	—
Net Increase / (Decrease)	152	$ 3,612	94	$ 2,227	—	$ —	—	$ —

	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	58	$ 729	180	$ 2,228	12	$ 370	86	$ 3,319
Reinvestment of distributions	42	530	512	6,358	54	1,489	473	17,413
Shares repurchased	(492)	(6,144)	(1,176)	(14,675)	(208)	(6,166)	(425)	(17,164)
Net Increase / (Decrease)	(392)	$ (4,885)	(484)	$ (6,089)	(142)	$ (4,307)	134	$ 3,568

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	—	$ —	—	$ —	64	$ 1,967	89	$ 3,704
Reinvestment of distributions	—	—	—	—	4	121	38	1,433
Shares repurchased	—	—	—	—	(70)	(2,242)	(125)	(5,153)
Net Increase / (Decrease)	—	$ —	—	$ —	(2)	$ (154)	2	$ (16)

	KAR Small-Cap Value Series				Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	72	$ 1,194	78	$ 1,562	596	$ 5,331	1,130	$ 10,858
Reinvestment of distributions	191	2,980	583	11,714	23	198	341	3,205
Shares repurchased	(208)	(3,547)	(714)	(15,070)	(1,164)	(10,378)	(1,945)	(18,631)
Net Increase / (Decrease)	55	$ 627	(53)	$ (1,794)	(545)	$ (4,849)	(474)	$ (4,568)
Class I
Shares sold	—	$ —	—	$ —	60	$ 549	268	$ 2,578
Reinvestment of distributions	—	—	—	—	— (1)	4	5	47
Shares repurchased	—	—	—	—	(3)	(26)	(171)	(1,650)
Net Increase / (Decrease)	—	$ —	—	$ —	57	$ 527	102	$ 975

	SGA International Growth Series				Strategic Allocation Series
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	177	$ 2,177	186	$ 2,814	34	$ 476	31	$ 569
Reinvestment of distributions	301	3,499	929	13,316	89	1,145	522	9,129
Shares repurchased	(439)	(5,468)	(1,155)	(17,445)	(377)	(5,442)	(647)	(11,762)
Net Increase / (Decrease)	39	$ 208	(40)	$ (1,315)	(254)	$ (3,821)	(94)	$ (2,064)
Class I
Reinvestment of distributions	— (1)	$ 3	1	$ 11	—	$ —	—	$ —
Net Increase / (Decrease)	— (1)	$ 3	1	$ 11	—	$ —	—	$ —

(1)	Amount is less than 500 shares.
Note 6. 10% Shareholders
As of June 30, 2022, the Series had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Series as detailed below:
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Real Estate Securities Series	71%	3
KAR Capital Growth Series	100	2
KAR Equity Income Series	100	2

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	% of Shares Outstanding	Number of Accounts*
KAR Small-Cap Growth Series	91%	2
KAR Small-Cap Value Series	100	2
Newfleet Multi-Sector Intermediate Bond Series	97	4
SGA International Growth Series	98	2
Strategic Allocation Series	100	2
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Series. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Series, issuers of instruments in which the Series invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At June 30, 2022, the following Series held securities issued by various companies in specific sectors as detailed below:
Series	Sector	Percentage of Total Investments
Duff & Phelps Real Estate Securities Series	Residential	28%
Duff & Phelps Real Estate Securities Series	Industrial/Office	26
KAR Capital Growth Series	Information Technology	38
KAR Small-Cap Growth Series	Financials	27
KAR Small-Cap Value Series	Industrials	33
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2022, the Series did not hold any securities that were restricted.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Series and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Series to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of total net assets for KAR Capital Growth Series, KAR Equity Income Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series, Newfleet Multi-Sector Intermediate Bond Series, SGA International Growth Series, and Strategic Allocation Series or one-fifth of total net assets for Duff & Phelps Real Estate Securities Series in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended June 30, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Series and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Series had no outstanding borrowings at any time during the period ended June 30, 2022.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$ 70,547	$ 22,748	$ (1,574)	$ 21,174
KAR Capital Growth Series	105,100	97,087	(16,132)	80,955
KAR Equity Income Series	83,158	11,234	(2,210)	9,024
KAR Small-Cap Growth Series	58,630	36,437	(5,686)	30,751
KAR Small-Cap Value Series	45,327	25,224	(3,811)	21,413
Newfleet Multi-Sector Intermediate Bond Series	107,559	36	(11,262)	(11,226)
SGA International Growth Series	130,257	15,596	(17,676)	(2,080)
Strategic Allocation Series	57,974	16,105	(7,900)	8,205
The following Series has capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Internal Revenue Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended December 31, 2021, the Series’ capital loss carryovers were as follows:

Series	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$—	$2,118
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 14. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws,

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements:
Effective July 1, 2022, Newfleet Asset Management, LLC merged with and into Virtus Fixed Income Advisers, LLC (“VFIA”), a wholly-owned subsidiary of Virtus. The investment professionals previously with Newfleet Asset Management, LLC, now operate in the Newfleet Asset Management division of VFIA. The subadvisory agreement pertaining to the Newfleet Multi-Sector Intermediate Bond Series and fixed income portion of the Strategic Allocation Series were transferred to, and assumed by, VFIA with no other changes.

RESULT OF SHAREHOLDER MEETING
VIRTUS VARIABLE INSURANCE TRUST
ALL SERIES
June 28, 2022 (Unaudited)
At a special meeting of shareholders of all Series of Virtus Variable Insurance Trust, held on June 28, 2022, shareholders voted on the proposals shown below.
Proposal 1. To elect seven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.
Trustee Nominee	Votes For	Votes Withheld
Sarah E. Cogan	$766,987,454.12	$52,787,626.61
Deborah A. DeCotis	$767,135,936.52	$52,639,144.21
F. Ford Drummond	$765,241,853.01	$54,533,227.72
Sidney E. Harris	$766,361,727.98	$53,413,352.75
Connie D. McDaniel	$767,919,443.29	$51,855,637.44
R. Keith Walton	$766,053,346.41	$53,721,734.32
Brian T. Zino	$765,955,323.42	$53,819,757.31
Shareholders of the Trust voted to elect the above nominees as Trustees of the Trust.
Proposal 2. To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Series, to hire, terminate and replace subadvisers for the Series or to modify subadvisory agreements for the Series without shareholder approval, and to permit the Series to disclose advisory and subadvisory fee information in an aggregated manner.
Series	Votes For	Votes Against	Abstain
Virtus Duff & Phelps Real Estate Securities Series	$81,225,699.27 or 81.477% of outstanding	$4,552,388.37 or 4.566% of outstanding	$2,905,353.13 or 2.914% of outstanding
Virtus KAR Capital Growth Series	$182,319,023.13 or 90.513% of outstanding	$10,408,210.14 or 5.167% of outstanding	$8,451,423.91 or 4.195% of outstanding
Virtus KAR Equity Income Series	$80,920,541.11 or 82.335% of outstanding	$6,671,654.42 or 6.821% of outstanding	$9,510,837.53 or 9.724% of outstanding
Virtus KAR Small-Cap Growth Series	$73,042,328.13 or 82.922% of outstanding	$3,139,252.83 or 3.563% of outstanding	$4,968,990.68 or 5.641% of outstanding
Virtus KAR Small-Cap Value Series	$56,989,021.75 or 81.245% of outstanding	$4,169,416.70 or 5.944% of outstanding	$8,712,022.20 or 12.420% of outstanding
Virtus Newfleet Multi-Sector Intermediate Bond Series	$68,856,938.39 or 67.986% of outstanding	$5,261,875.54 or 5.195% of outstanding	$9,606,588.57 or 9.484% of outstanding
Virtus SGA International Growth Series	$115,133,223.34 or 89.905% of outstanding	6,449,328.70 or 5.036% of outstanding	$5,750,075.66 or 4.490% of outstanding
Virtus Strategic Allocation Series	$62,763,592.55 or 88.455% of outstanding	$4,571,206.97 or 6.442% of outstanding	$3,396,087.67 or 4.786% of outstanding
Shareholders of each Series listed above voted to approve its respective proposal.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Series have adopted a liquidity risk management program (the “Program”) to govern the Series’ approach to managing liquidity risk, which is the risk that a Series would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Series. The Program is overseen by the Adviser as the Series’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Series’ liquidity risk, based on factors specific to the circumstances of the Series. Assessment and management of a Series’ liquidity risk under the Program take into consideration certain factors, such as the Series’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Series portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 23-25, 2022, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2021 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Series. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Series’ prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in that Series may be subject.

Virtus Newfleet Multi-Sector Intermediate Bond Series
(the “Series”)
a series of Virtus Variable Insurance Trust
Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses for the Series listed above, each dated April 29, 2022
IMPORTANT NOTICE TO INVESTORS
Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC(“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus. The disclosure under “Portfolio Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is hereby replaced in its entirety with the following:
The merger did not constitute a change in control of Newfleet, Stone Harbor or Seix that would result in the termination of the subadvisory agreements of any funds managed by those entities. Therefore, pursuant to approval by the Board of Trustees of Virtus Variable Insurance Trust, the subadvisory agreement pertaining to the Series has been transferred to, and assumed by, VFIA effective July 1, 2022.
All references in the Series’ Prospectuses to Newfleet as a subadviser to the Series are hereby changed to, “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Newfleet Asset Management.”
All references in the Series’ Prospectuses to Newfleet as the employer of the Series’ fixed income portfolio manager for the period beginning on July 1, 2022, are hereby changed to refer to “Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC.” (References to Newfleet for periods of time prior to July 1, 2022, are unchanged.)
The following disclosure regarding VFIA replaces the second paragraph of the disclosure in the section “The Subadviser” on page 11 of the Series’ Statutory Prospectus:
“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its division, Newfleet Asset Management (‘Newfleet’) in subadvising Series described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.
The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.”
VVIT 8504/VFIA Announcement MSIB (7/2022)

Virtus Strategic Allocation Series
(the “Series”)
a series of Virtus Variable Insurance Trust
Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses for the Series listed above, each dated April 29, 2022
IMPORTANT NOTICE TO INVESTORS
Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC(“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus. The disclosure under “Portfolio Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is hereby replaced in its entirety with the following:
The merger did not constitute a change in control of Newfleet, Stone Harbor or Seix that would result in the termination of the subadvisory agreements of any funds managed by those entities. Therefore, pursuant to approval by the Board of Trustees of Virtus Variable Insurance Trust, the subadvisory agreement pertaining to the fixed income portion of the Series has been transferred to, and assumed by, VFIA effective July 1, 2022.
All references in the Series’ Prospectuses to Newfleet as a subadviser to the Series are hereby changed to, “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Newfleet Asset Management.”
All references in the Series’ Prospectuses to Newfleet as the employer of the Series’ fixed income portfolio manager for the period beginning on July 1, 2022, are hereby changed to refer to “Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC.” (References to Newfleet for periods of time prior to July 1, 2022, are unchanged.)
The following disclosure regarding VFIA replaces the second paragraph of the disclosure in the section “The Subadviser” on page 11 of the Series’ Statutory Prospectus:
“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its division, Newfleet Asset Management (‘Newfleet’) in subadvising Series described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.
The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.”
VVIT 8504/VFIA Announcement MSIB (7/2022)

Virtus SGA International Growth Series,
a series of Virtus Variable Insurance Trust
Supplement dated June 30, 2022, to the Summary Prospectus and the Virtus Variable Insurance Trust
Statutory Prospectus, each dated April 29, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
As previously announced, effective June 30, 2022, Gordon M. Marchand is no longer a portfolio manager of the Virtus SGA International Growth Series (the “Series”), and Kishore Rao is added as a portfolio manager of the Series.
The disclosure under “Portfolio Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is hereby replaced in its entirety with the following:
> Tucker Brown, Portfolio Manager and Principal of SGA. Mr. Brown has served as a Portfolio Manager of the Series since June 2019.
> Alexandra Lee, Portfolio Manager and Principal of SGA. Ms. Lee has served as a Portfolio Manager of the Series since June 2019.
> Kishore Rao, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA.
Mr. Rao has served as a Portfolio Manager of the Series since June 2022. Under “Portfolio Management” on page 8 of the Series’ statutory prospectus, the statement regarding the portfolio managers for the Series is amended and restated as follows: “Tucker Brown (since June 2019), Alexandra Lee (since June 2019) and Kishore Rao (since June 2022) manage the investments of the Series and are jointly and primarily responsible for the day-to-day management of the Series’ investments.” Further, the biography of Mr. Marchand is hereby removed and the following biography for Mr. Rao is hereby inserted:
Kishore Rao. Mr. Rao is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2004, he was a member of the investment team at Trident Capital, an Investment Analyst at Tiger Management and an Analyst at Wellington Management. Mr. Rao was a Founder and General Manager of the Street Events division of Corporate Communications Broadcast Network.
Investors should retain this supplement with the Prospectuses for future reference.
VVIT 8500 SGA International Growth Series PM Change (6/2022)

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VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or visit Virtus.com.
8508	08-22

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/1/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/1/22

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date 9/1/22

*	Print the name and title of each signing officer under his or her signature.